Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 27, 2012
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLSAX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLSCX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLSRX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGUIX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AELSX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNAX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNCX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNRX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNIX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNSX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXAX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXCX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNSRX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCIX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXIX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPAX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPCX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPRX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPIX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPSX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGAX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGCX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRRX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGIX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGSX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLAX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLCX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWLRX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWLIX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLSX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODAX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODCX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODRX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODIX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODSX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAAX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMACX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRRX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAIX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMSX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMAX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMCX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAGRX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMIX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAASX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVAAX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAACX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAARX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAAIX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVISX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASAX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMCX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASRX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASIX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAISX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEEAX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEECX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEERX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSABX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABISX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APJAX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APJCX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APJRX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAPIX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAPEX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCAX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCCX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCRX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCIX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCSX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDFX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDCX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBHX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIVX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBKX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADLAX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADLCX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AECRX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDSX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Insititutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDIX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUGAX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGBCX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCRX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCIX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFIX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDAX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDCX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDRX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDSX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDIX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WVCCX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPVCX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPVAX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABNIX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGISX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTFAX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTICX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class D Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NATFX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUDAX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSCX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSRX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUDIX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSIX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYAX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYCX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYRX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYIX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYSX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXAX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXCX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGLRX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGLIX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXIX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WFAGX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCPCX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUFRX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUESX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSSX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGAX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGCX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMRX
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABEMX
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMSX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBAX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBCX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBRX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBMX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBDX

Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund
Aberdeen Equity Long-Short Fund
Objective
The Aberdeen Equity Long-Short Fund (the "Long-Short Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Long-Short Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Equity Long-Short Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Equity Long-Short Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Short-Sale Dividend Expenses		0.64%	0.64%	0.64%	0.64%	0.64%
All Other Expenses		0.22%	0.18%	0.20%	0.18%	0.34%
All Other Expenses		0.86%	0.82%	0.84%	0.82%	0.98%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.27%	2.98%	2.50%	1.98%	2.14%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[1]	2.27%	2.98%	2.50%	1.98%	2.14%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have been restated to reflect the fact that the Adviser intends to forfeit reimbursement of a portion of management fees previously limited and/or for expenses previously paid by the Adviser that could have been reimbursed during the 2012 fiscal year under the contract limiting operating expenses.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Long-Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Equity Long-Short Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	792	1,244	1,720	3,030
Class C Shares	401	921	1,567	3,299
Class R Shares	253	779	1,331	2,836
Institutional Class Shares	201	621	1,068	2,306
Institutional Service Class Shares	217	670	1,149	2,472

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Equity Long-Short Fund Class C Shares	301	921	1,567	3,299

Portfolio Turnover
The Long-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 62.65% of the average value of its portfolio.
Principal Strategies
The Long-Short Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S.
companies of any size. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are organized under the laws of the United States, have their principal places of business in the United States, or whose stock is traded primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Long-Short Fund.

The Fund's investment team takes long positions in companies by employing a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation.

Simultaneously, the Fund intends to engage in short sales of stock of companies which the investment team believes:

o    have earnings that appear to be reflected in the current price;

o    are likely to fall short of expectations;

o    are in industries exhibiting structural weaknesses;

o    have poor quality management; or

o    are likely to suffer an event affecting long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

In addition, the Long-Short Fund may effect strategic paired trades, taking both long and short positions in companies in order to remove much of the market and sector impact on performance. While the Fund's securities may be held either long or short, no security will at the same time be held both long and short.
Principal Risks
The Long-Short Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Strategy Risk -- the strategy used by the Fund's investment team may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors.

Short Sales Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund") from June 22,
2003 to June 22, 2008. The returns prior to June 22, 2003 reflect the performance of another predecessor fund (the "Second Predecessor Fund"), which was acquired by the Predecessor Fund. The Long-Short Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June
23, 2008 in which the Long-Short Fund acquired all of the assets, subject to the liabilities, of the Predecessor and Second Predecessor Fund. The Long-Short Fund
and the Predecessor and Second Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor and Second
Predecessor Funds have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of the Institutional Class (inception date: June
28, 2004) are based on the previous performance of Class R of the Second
Predecessor Fund and Institutional Service Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Long-Short Fund. The bar chart shows how the Fund's annual total returns for
Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index and the Citigroup 3-Month Treasury Bill Index, an unmanaged index that is generally representative of the average of the last 3-month
Treasury bill issues (excluding the current month-end bills).  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class C Shares (Years Ended Dec. 31)

Best Quarter: 14.30% - 2nd quarter 2003 Worst Quarter: -11.27% - 3rd quarter 2002
After-tax returns are shown in the following table for Class C shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Equity Long-Short Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	(3.46%)	1.45%	3.01%
Class C Shares	Class C shares - Before Taxes	(4.21%)	0.71%	2.26%
Class C Shares After Taxes on Distributions	Class C shares - After Taxes on Distributions	(4.42%)	0.61%	0.80%
Class C Shares After Taxes on Distributions and Sales	Class C shares - After Taxes on Distributions and Sales of Shares	(2.47%)	0.57%	1.05%
Class R Shares	Class R shares - Before Taxes	(3.64%)	1.17%	2.77%
Institutional Class Shares	Institutional Class shares - Before Taxes	(3.16%)	1.72%	3.21%
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(3.34%)	1.67%	3.18%
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.85%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Equity Long-Short Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Equity Long-Short Fund (the "Long-Short Fund" or the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Long-Short Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Long-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 62.65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.65%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Long-Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Long-Short Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S.
companies of any size. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are organized under the laws of the United States, have their principal places of business in the United States, or whose stock is traded primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Long-Short Fund.

The Fund's investment team takes long positions in companies by employing a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation.

Simultaneously, the Fund intends to engage in short sales of stock of companies which the investment team believes:

o    have earnings that appear to be reflected in the current price;

o    are likely to fall short of expectations;

o    are in industries exhibiting structural weaknesses;

o    have poor quality management; or

o    are likely to suffer an event affecting long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

In addition, the Long-Short Fund may effect strategic paired trades, taking both long and short positions in companies in order to remove much of the market and sector impact on performance. While the Fund's securities may be held either
		long or short, no security will at the same time be held both long and short.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Long-Short Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Strategy Risk -- the strategy used by the Fund's investment team may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors.

Short Sales Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund") from June 22,
2003 to June 22, 2008. The returns prior to June 22, 2003 reflect the performance of another predecessor fund (the "Second Predecessor Fund"), which was acquired by the Predecessor Fund. The Long-Short Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June
23, 2008 in which the Long-Short Fund acquired all of the assets, subject to the liabilities, of the Predecessor and Second Predecessor Fund. The Long-Short Fund
and the Predecessor and Second Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor and Second
Predecessor Funds have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of the Institutional Class (inception date: June
28, 2004) are based on the previous performance of Class R of the Second
Predecessor Fund and Institutional Service Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Long-Short Fund. The bar chart shows how the Fund's annual total returns for
Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index and the Citigroup 3-Month Treasury Bill Index, an unmanaged index that is generally representative of the average of the last 3-month
Treasury bill issues (excluding the current month-end bills).  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance
		information, please visit www.aberdeen-asset.us or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Long-Short Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class C Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 14.30% - 2nd quarter 2003 Worst Quarter: -11.27% - 3rd quarter 2002
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class C shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class C shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | S&P 500 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Citigroup 3-Month Treasury Bill Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.85%
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Short-Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.64%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
All Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[2]
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.27%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	792
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,244
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,720
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,030
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.01%
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Short-Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.64%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
All Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%	[2]
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.98%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	401
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	921
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,567
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,299
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	301
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	921
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,567
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,299
Annual Return 2002	rr_AnnualReturn2002	(17.47%)
Annual Return 2003	rr_AnnualReturn2003	25.36%
Annual Return 2004	rr_AnnualReturn2004	4.49%
Annual Return 2005	rr_AnnualReturn2005	5.60%
Annual Return 2006	rr_AnnualReturn2006	5.67%
Annual Return 2007	rr_AnnualReturn2007	14.33%
Annual Return 2008	rr_AnnualReturn2008	(14.55%)
Annual Return 2009	rr_AnnualReturn2009	6.57%
Annual Return 2010	rr_AnnualReturn2010	3.90%
Annual Return 2011	rr_AnnualReturn2011	(4.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.27%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class C Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.80%
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class C Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.05%
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Short-Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.64%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
All Other Expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[2]
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.50%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	779
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,836
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Short-Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.64%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
All Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%	[2]
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.98%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	201
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.21%
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Short-Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.64%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
All Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2]
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.14%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,472
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have been restated to reflect the fact that the Adviser intends to forfeit reimbursement of a portion of management fees previously limited and/or for expenses previously paid by the Adviser that could have been reimbursed during the 2012 fiscal year under the contract limiting operating expenses.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund
Aberdeen Global Natural Resources Fund
Objective
The Aberdeen Global Natural Resources Fund (the "Natural Resources Fund" or the "Fund") seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Natural Resources Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Natural Resources Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Natural Resources Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.62%	0.52%	0.57%	0.52%	0.53%
Total Annual Fund Operating Expenses		1.57%	2.22%	1.77%	1.22%	1.23%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.06%	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.51%	2.16%	1.71%	1.16%	1.17%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.16% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Natural Resources Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Natural Resources Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Global Natural Resources Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	720	1,037	1,376	2,330
Class C Shares	319	688	1,184	2,550
Class R Shares	174	551	954	2,079
Institutional Class Shares	118	381	665	1,472
Institutional Service Class Shares	119	384	670	1,483

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Natural Resources Fund Class C Shares	219	688	1,184	2,550

Portfolio Turnover
The Natural Resources Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 6.30% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Natural Resources
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries. Natural resources are materials with economic value that are derived from natural origins, such as energy sources, precious metals (e.g., gold, platinum), non-precious metals (e.g., aluminum, copper), chemicals and other basic commodities.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Natural
Resources Fund.

Under normal market conditions, the Fund will invest significantly (at least 40%
- unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal market conditions, the Fund invests in securities from at least three different countries.

A company that is eligible for investment by the Natural Resources Fund typically derives at least 50% of its revenues, net income or assets from the natural resources sector. Companies in natural resources industries may include those that:

o  participate in the discovery and development of natural resources;

o  own or produce natural resources;

o  engage in the transportation, distribution, or processing of natural resources;

o  contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation and pollution control;

o  provide related services such as mining, drilling, chemicals and related parts and equipment;

o  provide services/equipment that aid the production, processing or transportation of a resource (energy, agriculture, metals); and

o  have related investments such as drilling rigs, oil tankers, any oil field service company, engineering and construction companies, chemical companies, fertilizer and ethanol.

The Natural Resources Fund is diversified; however, the Fund concentrates at least 25% of its net assets in at least one or more of the following industry groups:

o  agricultural products;

o  alternative energy sources;

o  base metal production;

o  building materials;

o  chemicals;

o  coal;

o  energy services and technology;

o  environmental services;

o  ferrous and nonferrous metals;

o  forest products;

o  gold and other precious metals;

o  integrated oil;

o  steel and iron ore production;

o  oil and gas exploration and production;

o  paper products; and

o  real estate.

The Natural Resources Fund may invest in natural resources companies of any size, including established large-cap companies, as well as small-cap and mid-cap companies. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investment funds or trusts, and depository receipts that represent an ownership interest in the issuer.
Principal Risks
The Natural Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Natural Resources Industry Risk -- the natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Concentration Risk -- investing 25% or more of the Fund's net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of industries.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Natural Resources Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Natural Resources Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Natural
Resources Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Natural Resources Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the
Natural Resources Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 28.91% - 3rd quarter 2005 Worst Quarter: -34.35% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Global Natural Resources Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(11.13%)	0.53%	12.89%	Jun 29, 2004
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(11.46%)	(0.12%)	11.84%	Jun 29, 2004
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(7.22%)	0.56%	11.49%	Jun 29, 2004
Class C Shares	Class C shares - Before Taxes	(11.78%)	(0.15%)	12.10%	Jun 29, 2004
Class R Shares	Class R shares - Before Taxes	(11.23%)	0.34%	12.62%	Jun 29, 2004
Institutional Class Shares	Institutional Class shares - Before Taxes	(10.80%)	0.84%	13.22%	Jun 29, 2004
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(10.83%)	0.85%	13.20%	Jun 29, 2004
S&P Global Natural Resources Sector Index���	S&P Global Natural Resources Sector Index��� (reflects no deduction for fees, expenses or taxes)	(14.86%)	2.38%	11.13%	Jun 29, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Natural Resources Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Global Natural Resources Fund (the "Natural Resources Fund" or the "Fund") seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Natural Resources Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Natural Resources Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 6.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.30%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Natural Resources Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Natural Resources Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Natural Resources
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries. Natural resources are materials with economic value that are derived from natural origins, such as energy sources, precious metals (e.g., gold, platinum), non-precious metals (e.g., aluminum, copper), chemicals and other basic commodities.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Natural
Resources Fund.

Under normal market conditions, the Fund will invest significantly (at least 40%
- unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal market conditions, the Fund invests in securities from at least three different countries.

A company that is eligible for investment by the Natural Resources Fund typically derives at least 50% of its revenues, net income or assets from the natural resources sector. Companies in natural resources industries may include those that:

o  participate in the discovery and development of natural resources;

o  own or produce natural resources;

o  engage in the transportation, distribution, or processing of natural resources;

o  contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation and pollution control;

o  provide related services such as mining, drilling, chemicals and related parts and equipment;

o  provide services/equipment that aid the production, processing or transportation of a resource (energy, agriculture, metals); and

o  have related investments such as drilling rigs, oil tankers, any oil field service company, engineering and construction companies, chemical companies, fertilizer and ethanol.

The Natural Resources Fund is diversified; however, the Fund concentrates at least 25% of its net assets in at least one or more of the following industry groups:

o  agricultural products;

o  alternative energy sources;

o  base metal production;

o  building materials;

o  chemicals;

o  coal;

o  energy services and technology;

o  environmental services;

o  ferrous and nonferrous metals;

o  forest products;

o  gold and other precious metals;

o  integrated oil;

o  steel and iron ore production;

o  oil and gas exploration and production;

o  paper products; and

o  real estate.

The Natural Resources Fund may invest in natural resources companies of any size, including established large-cap companies, as well as small-cap and mid-cap companies. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investment funds or trusts, and depository receipts that represent an ownership interest in
		the issuer.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, under normal circumstances, the Natural Resources Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Natural Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Natural Resources Industry Risk -- the natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Concentration Risk -- investing 25% or more of the Fund's net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of industries.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Natural Resources Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Natural Resources Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Natural
Resources Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Natural Resources Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the
Natural Resources Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Natural Resources Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 28.91% - 3rd quarter 2005 Worst Quarter: -34.35% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | S&P Global Natural Resources Sector Index���
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global Natural Resources Sector Index��� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	720
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,037
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,330
Annual Return 2005	rr_AnnualReturn2005	65.48%
Annual Return 2006	rr_AnnualReturn2006	20.29%
Annual Return 2007	rr_AnnualReturn2007	36.70%
Annual Return 2008	rr_AnnualReturn2008	(46.84%)
Annual Return 2009	rr_AnnualReturn2009	46.11%
Annual Return 2010	rr_AnnualReturn2010	8.80%
Annual Return 2011	rr_AnnualReturn2011	(11.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.35%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,184
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,550
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,550
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,079
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,472
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,483
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.16% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund
Aberdeen Small Cap Fund
Objective
The Aberdeen Small Cap Fund (the "Small Cap Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Small Cap Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.50% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Small Cap Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.47%	0.40%	0.44%	0.40%	0.40%
Total Annual Fund Operating Expenses		1.58%	2.26%	1.80%	1.26%	1.26%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.11%	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.47%	2.15%	1.69%	1.15%	1.15%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	716	1,035	1,376	2,337
Class C Shares	318	696	1,200	2,587
Class R Shares	172	556	965	2,107
Institutional Class Shares	117	389	681	1,513
Institutional Service Class Shares	117	389	681	1,513

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Small Cap Fund Class C Shares	218	696	1,200	2,587

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 41.48% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Small Cap Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by small-cap companies. The
Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies included in the Russell
2000® Index at the time of investment. The range of the Russell 2000® Index was
$22 million to $3.4 billion as of January 31, 2012. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $5 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index.
These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities in which the Fund may invest include common stock, preferred stock, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer.

If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and will change the name of the Small Cap Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.
Principal Risks
The Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Risk -- results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Small Cap Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of Class R (inception date: December 30, 2003) are based on the previous performance of Class B; and Institutional Class (inception date:
June 29, 2004) are based on the previous performance of Institutional Service
Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Small
Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 23.73% - 3rd quarter 2009 Worst Quarter: -31.39% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	(6.33%)	(3.15%)	7.41%
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(6.43%)	(3.88%)	6.57%
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(4.11%)	(2.64%)	6.51%
Class C Shares	Class C shares - Before Taxes	(6.82%)	(3.79%)	6.72%
Class R Shares	Class R shares - Before Taxes	(6.44%)	(3.34%)	7.13%
Institutional Class Shares	Institutional Class shares - Before Taxes	(6.02%)	(2.87%)	7.70%
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(6.00%)	(2.81%)	7.73%
Russell 2000 �� Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Small Cap Fund (the "Small Cap Fund" or the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 41.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.48%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher
		or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Small Cap Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by small-cap companies. The
Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies included in the Russell
2000® Index at the time of investment. The range of the Russell 2000® Index was
$22 million to $3.4 billion as of January 31, 2012. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $5 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index.
These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities in which the Fund may invest include common stock, preferred stock, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer.

If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and will change the name of the Small Cap Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of
		that fact.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Risk -- results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Small Cap Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of Class R (inception date: December 30, 2003) are based on the previous performance of Class B; and Institutional Class (inception date:
June 29, 2004) are based on the previous performance of Institutional Service
Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Small
Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
		866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Small Cap Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 23.73% - 3rd quarter 2009 Worst Quarter: -31.39% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Russell 2000 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,337
Annual Return 2002	rr_AnnualReturn2002	(18.55%)
Annual Return 2003	rr_AnnualReturn2003	48.01%
Annual Return 2004	rr_AnnualReturn2004	25.77%
Annual Return 2005	rr_AnnualReturn2005	22.51%
Annual Return 2006	rr_AnnualReturn2006	29.16%
Annual Return 2007	rr_AnnualReturn2007	(6.04%)
Annual Return 2008	rr_AnnualReturn2008	(44.88%)
Annual Return 2009	rr_AnnualReturn2009	37.53%
Annual Return 2010	rr_AnnualReturn2010	27.72%
Annual Return 2011	rr_AnnualReturn2011	(6.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.39%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.88%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.51%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	696
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,587
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	696
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,587
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.72%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.13%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.70%
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.73%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.50% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund
Aberdeen China Opportunities Fund
Objective
The Aberdeen China Opportunities Fund (the "China Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the China Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen
Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share
Class -- Reduction and Waiver of Class A and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales Charges" and "Reduction of Sales
Charges" section on pages 146-148 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen China Opportunities Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen China Opportunities Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.61%	0.59%	0.67%	0.59%	0.59%
Total Annual Fund Operating Expenses		2.11%	2.84%	2.42%	1.84%	1.84%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.89%	2.62%	2.20%	1.62%	1.62%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.62% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the China
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the China Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen China Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	756	1,178	1,625	2,860
Class C Shares	365	859	1,479	3,151
Class R Shares	223	734	1,271	2,740
Institutional Class Shares	165	557	975	2,141
Institutional Service Class Shares	165	557	975	2,141

You would pay the following expenses on the same investment if you did not sell your shares.
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen China Opportunities Fund Class C Shares	265	859	1,479	3,151

Portfolio Turnover
The China Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20.44% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the China Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located in China (including
Hong Kong). A company generally is considered to be located in China if, as determined by the Fund's management:

o it is organized under the laws of China or Hong Kong or maintains a principal office there;

o its securities trade principally in China or Hong Kong; or

o it derives at least 50% of its revenue or earnings from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets there.
  The portfolio managers currently believe such companies may be located primarily in Taiwan, Singapore and the U.S.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the China Fund.

The Fund may invest without limit in the equity securities of companies of any size, including small-cap and mid-cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investment funds or trusts, and depository receipts that represent an ownership interest in the issuer. The Fund also may invest in equity-linked notes. An equity-linked note is a security whose performance is generally tied to a single stock, a stock index or a basket of stocks. For purposes of the Fund's 80% policy described above, equity-linked notes are classified according to their underlying or referenced security or securities.
Principal Risks
The China Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund's shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Geographic Risk -- concentrating investments in China and Hong Kong subjects the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian Risk -- parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Country Focus Risk -- Focusing on a single country (China) involves increased currency, political, regulatory and other risks. Market swings in the targeted country likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Equity-Linked Notes -- The Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. If the linked security(ies)
declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies).

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the China Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
China Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the China Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The China Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the China
Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index.
Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 42.99% - 2nd quarter 2009 Worst Quarter: -27.49% - 3rd quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Aberdeen China Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(15.31%)	5.99%	15.08%	Jun 9, 2004
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(15.61%)	4.72%	13.74%	Jun 9, 2004
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(9.94%)	4.96%	13.14%	Jun 9, 2004
Class C Shares	Class C shares - Before Taxes	(15.91%)	5.22%	14.23%	Jun 9, 2004
Class R Shares	Class R shares - Before Taxes	(15.61%)	5.72%	14.76%	Jun 9, 2004
Institutional Class Shares	Institutional Class shares - Before Taxes	(15.06%)	6.23%	15.36%	Jun 9, 2004
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(15.07%)	6.28%	15.36%	Jun 9, 2004
MSCI Zhong Hua Index	MSCI Zhong Hua Index (reflects no deduction for fees, expenses or taxes)	(17.54%)	2.33%	12.04%	Jun 9, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen China Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen China Opportunities Fund (the "China Fund" or the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the China Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen
Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share
Class -- Reduction and Waiver of Class A and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales Charges" and "Reduction of Sales
		Charges" section on pages 146-148 of the Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The China Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20.44% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.44%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the China
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the China Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or
		lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares.
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the China Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located in China (including
Hong Kong). A company generally is considered to be located in China if, as determined by the Fund's management:

o it is organized under the laws of China or Hong Kong or maintains a principal office there;

o its securities trade principally in China or Hong Kong; or

o it derives at least 50% of its revenue or earnings from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets there.
  The portfolio managers currently believe such companies may be located primarily in Taiwan, Singapore and the U.S.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the China Fund.

The Fund may invest without limit in the equity securities of companies of any size, including small-cap and mid-cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investment funds or trusts, and depository receipts that represent an ownership interest in the issuer. The Fund also may invest in equity-linked notes. An equity-linked note is a security whose performance is generally tied to a single stock, a stock index or a basket of stocks. For purposes of the Fund's 80% policy described above, equity-linked notes are classified according to their
		underlying or referenced security or securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The China Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund's shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Geographic Risk -- concentrating investments in China and Hong Kong subjects the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian Risk -- parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Country Focus Risk -- Focusing on a single country (China) involves increased currency, political, regulatory and other risks. Market swings in the targeted country likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Equity-Linked Notes -- The Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. If the linked security(ies)
declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies).

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the China Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
China Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the China Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The China Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the China
Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index.
Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
		866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the China Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 42.99% - 2nd quarter 2009 Worst Quarter: -27.49% - 3rd quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | MSCI Zhong Hua Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Zhong Hua Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2004
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,178
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,625
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,860
Annual Return 2005	rr_AnnualReturn2005	3.52%
Annual Return 2006	rr_AnnualReturn2006	67.26%
Annual Return 2007	rr_AnnualReturn2007	74.02%
Annual Return 2008	rr_AnnualReturn2008	(56.14%)
Annual Return 2009	rr_AnnualReturn2009	61.72%
Annual Return 2010	rr_AnnualReturn2010	27.94%
Annual Return 2011	rr_AnnualReturn2011	(15.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.49%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2004
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2004
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2004
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	365
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,479
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,151
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	859
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,479
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,151
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2004
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	734
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,271
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,740
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2004
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,141
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2004
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,141
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2004

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.62% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund
Aberdeen International Equity Fund
Objective
The Aberdeen International Equity Fund (the "International Equity Fund" or the
"Fund") seeks long-term capital appreciation by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including emerging countries.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen International Equity Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen International Equity Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.42%	0.34%	0.35%	0.34%	0.47%
Total Annual Fund Operating Expenses		1.47%	2.14%	1.65%	1.14%	1.27%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.43%	2.10%	1.61%	1.10%	1.23%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	712	1,009	1,328	2,228
Class C Shares	313	666	1,146	2,469
Class R Shares	164	516	893	1,951
Institutional Class Shares	112	358	624	1,383
Institutional Service Class Shares	125	399	693	1,530

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen International Equity Fund Class C Shares	213	666	1,146	2,469

Portfolio Turnover
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 22.15% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the International
Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the U.S. Some of these countries may be considered to be emerging market countries.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the International
Equity Fund.

The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investment funds or trusts, and depository receipts that represent an ownership interest in the issuer.
Principal Risks
The International Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the International Equity Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The International Equity Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the International
Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund. The International Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of Class R (inception date: December 30, 2003) are based on the previous performance of Class B shares, Institutional Class (inception date:
June 29, 2004) are based on the previous performance of the Institutional
Service Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
International Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 26.47% - 2nd quarter 2009 Worst Quarter: -25.42% - 3rd quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Returns As of December 31, 2011
Average Annual Total Returns Aberdeen International Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	(5.01%)	0.01%	8.29%
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(5.74%)	(0.56%)	7.88%
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sale of Shares	(3.24%)	(0.25%)	7.18%
Class C Shares	Class C shares - Before Taxes	(5.63%)	(0.67%)	7.53%
Class R Shares	Class R shares - Before Taxes	(5.16%)	(0.18%)	7.97%
Institutional Class Shares	Institutional Class shares -Before Taxes	(4.67%)	0.33%	8.61%
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(4.80%)	0.28%	8.58%
MSCI All Country World ex U.S. Index	MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)	(13.33%)	(2.48%)	6.76%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen International Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen International Equity Fund (the "International Equity Fund" or the
"Fund") seeks long-term capital appreciation by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other
		regions, including emerging countries.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's
		portfolio turnover rate was 22.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.15%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the International
Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the U.S. Some of these countries may be considered to be emerging market countries.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the International
Equity Fund.

The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investment funds or trusts,
		and depository receipts that represent an ownership interest in the issuer.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The International Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the International Equity Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The International Equity Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the International
Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund. The International Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of Class R (inception date: December 30, 2003) are based on the previous performance of Class B shares, Institutional Class (inception date:
June 29, 2004) are based on the previous performance of the Institutional
Service Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
International Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the International Equity Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 26.47% - 2nd quarter 2009 Worst Quarter: -25.42% - 3rd quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Returns As of December 31, 2011
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | MSCI All Country World ex U.S. Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.76%
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,328
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,228
Annual Return 2002	rr_AnnualReturn2002	(17.93%)
Annual Return 2003	rr_AnnualReturn2003	38.33%
Annual Return 2004	rr_AnnualReturn2004	14.64%
Annual Return 2005	rr_AnnualReturn2005	29.09%
Annual Return 2006	rr_AnnualReturn2006	31.94%
Annual Return 2007	rr_AnnualReturn2007	27.64%
Annual Return 2008	rr_AnnualReturn2008	(46.02%)
Annual Return 2009	rr_AnnualReturn2009	34.77%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Annual Return 2011	rr_AnnualReturn2011	(5.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.42%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.29%
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.88%
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.18%
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,469
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	666
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,469
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.53%
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	516
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	893
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,951
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.97%
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,383
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.61%
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,530
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.58%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund
Aberdeen Global Equity Fund
Objective
The Aberdeen Global Equity Fund (the "Global Equity Fund" or the "Fund") seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Equity Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Equity Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.68%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.83%	2.54%	2.04%	1.54%	1.54%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[2]	1.48%	2.19%	1.69%	1.19%	1.19%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.19% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.
[2]	The Fund's Total Annual Fund Operating Expenses After Fee Limitations/ Expense Reimbursements have been restated to reflect the lower expense limit that went into effect on December 19, 2011 following the reorganization of the Aberdeen Global Financial Services Fund into the Fund.

Example
This Example is intended to help you compare the cost of investing in the Global
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Global Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	717	1,085	1,478	2,572
Class C Shares	325	757	1,319	2,849
Class R Shares	172	606	1,066	2,341
Institutional Class Shares	121	452	806	1,805
Institutional Service Class Shares	121	452	806	1,805

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Equity Fund Class C Shares	222	757	1,319	2,849

Portfolio Turnover
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25.44% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Global Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.). Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investments funds or trusts, and depository receipts that represent an ownership interest in the issuer. Under normal market conditions, the Fund will invest significantly (at least 40% -- unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. Some of the companies will be multi-national companies operating globally, while others will be located in, and primarily tied economically to, one country. Under normal conditions, the
Fund invests in securities from at least three different countries.  The Fund may also invest in companies of emerging market countries.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Equity
Fund.
Principal Risks
The Global Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Global Equity Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Global Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Equity Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 23.82% - 2nd quarter 2009 Worst Quarter: -21.22% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	(2.11%)	(1.07%)	6.07%
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(2.75%)	(1.50%)	5.81%
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(1.36%)	(1.16%)	5.18%
Class C Shares	Class C shares - Before Taxes	(2.76%)	(1.76%)	5.35%
Class R Shares	Class R shares - Before Taxes	(2.29%)	(1.29%)	5.64%
Institutional Class Shares	Institutional Class shares - Before Taxes	(1.80%)	(0.91%)	6.16%
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(2.02%)	(1.05%)	(6.08%)
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.02%)	(1.82%)	4.15%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Global Equity Fund (the "Global Equity Fund" or the "Fund") seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 25.44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.44%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Global Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Global Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.). Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investments funds or trusts, and depository receipts that represent an ownership interest in the issuer. Under normal market conditions, the Fund will invest significantly (at least 40% -- unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. Some of the companies will be multi-national companies operating globally, while others will be located in, and primarily tied economically to, one country. Under normal conditions, the
Fund invests in securities from at least three different countries.  The Fund may also invest in companies of emerging market countries.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Equity
		Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Global Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Global Equity Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Global Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Equity Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Global Equity Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 23.82% - 2nd quarter 2009 Worst Quarter: -21.22% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.48%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,478
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,572
Annual Return 2002	rr_AnnualReturn2002	(18.78%)
Annual Return 2003	rr_AnnualReturn2003	36.47%
Annual Return 2004	rr_AnnualReturn2004	15.00%
Annual Return 2005	rr_AnnualReturn2005	18.99%
Annual Return 2006	rr_AnnualReturn2006	25.48%
Annual Return 2007	rr_AnnualReturn2007	18.81%
Annual Return 2008	rr_AnnualReturn2008	(44.46%)
Annual Return 2009	rr_AnnualReturn2009	32.31%
Annual Return 2010	rr_AnnualReturn2010	10.88%
Annual Return 2011	rr_AnnualReturn2011	(2.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.22%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.07%
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.50%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.81%
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.19%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	325
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,319
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,849
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.69%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,341
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.64%
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	806
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,805
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.91%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.16%
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	806
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,805
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.05%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.08%)

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.19% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.
[3]	The Fund's Total Annual Fund Operating Expenses After Fee Limitations/ Expense Reimbursements have been restated to reflect the lower expense limit that went into effect on December 19, 2011 following the reorganization of the Aberdeen Global Financial Services Fund into the Fund.

Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive
Aberdeen Optimal Allocations Fund: Defensive
Objective
The Aberdeen Optimal Allocations Fund: Defensive (the "Defensive Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Defensive Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Defensive	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Defensive		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		1.58%	1.54%	1.59%	1.54%	1.59%
Acquired fund fees and expenses		0.60%	0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses		2.58%	3.29%	2.84%	2.29%	2.34%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	1.44%	1.44%	1.44%	1.44%	1.44%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.14%	1.85%	1.40%	0.85%	0.90%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Defensive Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Optimal Allocations Fund: Defensive (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	685	1,202	1,745	3,221
Class C Shares	288	878	1,592	3,488
Class R Shares	143	744	1,371	3,062
Institutional Class Shares	87	577	1,094	2,514
Institutional Service Class Shares	92	592	1,119	2,565

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Defensive Class C Shares	188	878	1,592	3,488

Portfolio Turnover
The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 40.56% of the average value of its portfolio.
Principal Strategies
The Defensive Fund invests in Underlying Funds, some of which are actively managed by the Adviser, and invests in both traditional (funds that invest in
U.S. equities, international equities, U.S. bonds and short-term investments)
and non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts ("REITs") and commodity linked instruments) asset classes. The
Defensive Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs. It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives. The Defensive Fund invests in bonds and short-term investments to add income and reduce volatility. The Defensive Fund may invest in Underlying Funds that invest in the stocks of companies of any size and in bonds of any maturity and quality.

The Adviser establishes model weights among different asset classes based on the
Defensive Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Defensive
Fund in order to achieve the Defensive Fund's investment objective. The
Defensive Fund's current target allocation ranges for investment are: 5-30% in
U.S. equity funds, 5-35% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 50-75% in bond funds and short-term investments, 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and 0-15% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.
Principal Risks
The Defensive Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment.

With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Defensive Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Defensive Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Defensive Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Defensive
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns prior to the commencement of operations of Class R and
Institutional Service Class are based on the previous performance of Class A.
Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Defensive Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the S&P 500® Index, an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S.
companies, and the Defensive Composite Index, which is a hypothetical combination of 60% of the Barclays Capital U.S. Aggregate Bond Index, and 40% of
the S&P 500 Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 8.70% - 2nd quarter 2009 Worst Quarter: -6.36% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Defensive	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	1.22%	3.91%	3.81%	Dec 15, 2006
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	0.17%	2.89%	2.75%	Dec 15, 2006
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	1.21%	2.80%	2.69%	Dec 15, 2006
Class C Shares	Class C shares - Before Taxes	0.41%	3.14%	3.05%	Dec 15, 2006
Class R Shares	Class R shares - Before Taxes	1.22%	3.91%	3.81%	Dec 15, 2006
Institutional Class Shares	Institutional Class shares - Before Taxes	1.50%	4.14%	4.04%	Dec 15, 2006
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	1.22%	3.91%	3.81%	Dec 15, 2006
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.39%	Dec 15, 2006
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	(0.33%)	Dec 15, 2006
Defensive Composite Index	Defensive Composite Index (reflects no deduction for fees, expenses or taxes)	5.84%	4.20%	4.08%	Dec 15, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Defensive
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Optimal Allocations Fund: Defensive (the "Defensive Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Defensive Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 40.56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.56%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Defensive Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Defensive Fund invests in Underlying Funds, some of which are actively managed by the Adviser, and invests in both traditional (funds that invest in
U.S. equities, international equities, U.S. bonds and short-term investments)
and non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts ("REITs") and commodity linked instruments) asset classes. The
Defensive Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs. It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives. The Defensive Fund invests in bonds and short-term investments to add income and reduce volatility. The Defensive Fund may invest in Underlying Funds that invest in the stocks of companies of any size and in bonds of any maturity and quality.

The Adviser establishes model weights among different asset classes based on the
Defensive Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Defensive
Fund in order to achieve the Defensive Fund's investment objective. The
Defensive Fund's current target allocation ranges for investment are: 5-30% in
U.S. equity funds, 5-35% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 50-75% in bond funds and short-term investments, 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and 0-15% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
		Details: Additional Information about Principal Strategies" in the prospectus.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Defensive Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment.

With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Defensive Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Defensive Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Defensive Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Defensive
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns prior to the commencement of operations of Class R and
Institutional Service Class are based on the previous performance of Class A.
Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Defensive Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the S&P 500® Index, an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S.
companies, and the Defensive Composite Index, which is a hypothetical combination of 60% of the Barclays Capital U.S. Aggregate Bond Index, and 40% of
the S&P 500 Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Defensive Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 8.70% - 2nd quarter 2009 Worst Quarter: -6.36% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other
		employer-sponsored retirement plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | S&P 500 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Defensive Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Defensive Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,221
Annual Return 2007	rr_AnnualReturn2007	7.60%
Annual Return 2008	rr_AnnualReturn2008	(11.11%)
Annual Return 2009	rr_AnnualReturn2009	15.85%
Annual Return 2010	rr_AnnualReturn2010	7.99%
Annual Return 2011	rr_AnnualReturn2011	1.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.36%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.29%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	878
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,592
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	878
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,592
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,488
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	744
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,062
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	577
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,094
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,514
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate
Aberdeen Optimal Allocations Fund: Moderate
Objective
The Aberdeen Optimal Allocations Fund: Moderate (the "Moderate Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Moderate Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Moderate	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Moderate		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.53%	0.50%	0.62%	0.50%	0.55%
Acquired fund fees and expenses		0.74%	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses		1.67%	2.39%	2.01%	1.39%	1.44%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.40%	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.27%	1.99%	1.61%	0.99%	1.04%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Moderate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Moderate Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Optimal Allocations Fund: Moderate (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	697	1,034	1,395	2,406
Class C Shares	302	707	1,239	2,696
Class R Shares	164	592	1,046	2,306
Institutional Class Shares	101	401	722	1,634
Institutional Service Class Shares	106	416	749	1,690

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Moderate Class C Shares	202	707	1,239	2,696

Portfolio Turnover
The Moderate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 26.55% of the average value of its portfolio.
Principal Strategies
The Moderate Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Fund invests in both traditional (funds that invest in U.S. equities, international equities, U.S. bonds and short-term investments) and non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts and commodity linked instruments) asset classes to reduce overall portfolio volatility.

The Moderate Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Moderate Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Moderate
Fund in order to achieve the Moderate Fund's investment objective. The Moderate
Fund's current target allocation ranges for investment are: 10-40% in U.S.
equity funds, 10-45% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 30-55% in bond funds and short-term investments, 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and 0-15% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.
Principal Risks
The Moderate Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g., commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment.

With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Moderate Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Moderate Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Moderate Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Moderate Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the
Moderate Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Moderate Composite Index, which is a hypothetical combination of 40% of the Barclays Capital U.S. Aggregate Bond
Index, 40% of the S&P 500 Index and 20% of the MSCI EAFE Index.  Remember,
however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 13.37% - 2nd quarter 2009 Worst Quarter: -12.61% - 3rd quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Moderate	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(1.12%)	2.77%	5.76%	Jun 29, 2004
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(1.76%)	1.64%	4.49%	Jun 29, 2004
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(0.72%)	1.81%	4.32%	Jun 29, 2004
Class C Shares	Class C shares - Before Taxes	(1.95%)	2.01%	4.92%	Jun 29, 2004
Class R Shares	Class R shares - Before Taxes	(1.61%)	2.49%	5.38%	Jun 29, 2004
Institutional Class Shares	Institutional Class shares - Before Taxes	(0.91%)	3.01%	5.95%	Jun 29, 2004
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(0.91%)	3.01%	5.95%	Jun 29, 2004
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.50%	Jun 29, 2004
Moderate Composite Index	Moderate Composite Index (reflects no deduction for fees, expenses or taxes)	1.77%	2.10%	4.92%	Jun 29, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Moderate
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Optimal Allocations Fund: Moderate (the "Moderate Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Moderate Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Moderate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 26.55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.55%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Moderate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Moderate Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Moderate Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Fund invests in both traditional (funds that invest in U.S. equities, international equities, U.S. bonds and short-term investments) and non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts and commodity linked instruments) asset classes to reduce overall portfolio volatility.

The Moderate Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Moderate Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Moderate
Fund in order to achieve the Moderate Fund's investment objective. The Moderate
Fund's current target allocation ranges for investment are: 10-40% in U.S.
equity funds, 10-45% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 30-55% in bond funds and short-term investments, 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and 0-15% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
		Details: Additional Information about Principal Strategies" in the prospectus.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Moderate Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g., commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment.

With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Moderate Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Moderate Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Moderate Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Moderate Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the
Moderate Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Moderate Composite Index, which is a hypothetical combination of 40% of the Barclays Capital U.S. Aggregate Bond
Index, 40% of the S&P 500 Index and 20% of the MSCI EAFE Index.  Remember,
however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance
		information, please visit www.aberdeen-asset.us or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Moderate Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 13.37% - 2nd quarter 2009 Worst Quarter: -12.61% - 3rd quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | S&P 500 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Moderate Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,034
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,406
Annual Return 2005	rr_AnnualReturn2005	7.69%
Annual Return 2006	rr_AnnualReturn2006	12.40%
Annual Return 2007	rr_AnnualReturn2007	9.46%
Annual Return 2008	rr_AnnualReturn2008	(22.64%)
Annual Return 2009	rr_AnnualReturn2009	23.64%
Annual Return 2010	rr_AnnualReturn2010	10.75%
Annual Return 2011	rr_AnnualReturn2011	(1.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.61%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,239
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	707
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,239
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-07
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,046
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,634
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,690
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth
Aberdeen Optimal Allocations Fund: Moderate Growth
Objective
The Aberdeen Optimal Allocations Fund: Moderate Growth (the "Moderate Growth Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Moderate Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Moderate Growth	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Moderate Growth		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.61%	0.57%	0.61%	0.57%	0.62%
Acquired fund fees and expenses		0.85%	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses		1.86%	2.57%	2.11%	1.57%	1.62%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.39%	2.10%	1.64%	1.10%	1.15%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Moderate Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Moderate Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Optimal Allocations Fund: Moderate Growth (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	708	1,083	1,482	2,593
Class C Shares	313	755	1,323	2,870
Class R Shares	167	616	1,091	2,404
Institutional Class Shares	112	450	811	1,828
Institutional Service Class Shares	117	465	837	1,882

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Moderate Growth Class C Shares	213	755	1,323	2,870

Portfolio Turnover
The Moderate Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 20.14% of the average value of its portfolio.
Principal Strategies
The Moderate Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Moderate Growth Fund's allocation is significantly weighted toward equities, including non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts and commodity linked instruments) investments, but also includes some fixed income investments to reduce volatility.

The Moderate Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Moderate Growth Fund's risk profile and strategies. Within each allocation model, the Adviser selects the Underlying Funds, and the percentage of the
Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Moderate Growth Fund in order to achieve the Moderate Growth Fund's investment objective. The Moderate Growth Fund's current target allocation ranges for investment are: 15-40% in U.S. equity funds, 20-50% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 10-30% in bond funds and short-term investments, 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and
0-15% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" In the prospectus.
Principal Risks
The Moderate Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Moderate Growth Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Moderate Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Moderate Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.
The Moderate Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Moderate Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Moderate Growth Composite Index, which is a hypothetical combination of 60% of the S&P 500 Index, 20% of the Barclays
Capital U.S. Aggregate Bond Index and 20% of the MSCI EAFE Index.  Remember,
however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 16.83% - 2nd quarter 2009 Worst Quarter: -18.37% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Moderate Growth	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(2.85%)	1.42%	5.35%	Jun 29, 2004
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(3.37%)	0.31%	4.07%	Jun 29, 2004
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(1.85%)	0.71%	4.01%	Jun 29, 2004
Class C Shares	Class C shares - Before Taxes	(3.63%)	0.67%	4.57%	Jun 29, 2004
Class R Shares	Class R shares - Before Taxes	(3.15%)	1.14%	5.03%	Jun 29, 2004
Institutional Class Shares	Institutional Class shares - Before Taxes	(3.19%)	1.42%	5.35%	Jun 29, 2004
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(3.19%)	1.42%	5.35%	Jun 29, 2004
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.46%	Jun 29, 2004
Moderate Growth Composite Index	Moderate Growth Composite Index (reflects no deduction for fees, expenses or taxes)	0.55%	0.61%	4.32%	Jun 29, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Moderate Growth
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Optimal Allocations Fund: Moderate Growth (the "Moderate Growth Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Moderate Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Moderate Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 20.14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.14%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Moderate Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Moderate Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Moderate Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Moderate Growth Fund's allocation is significantly weighted toward equities, including non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts and commodity linked instruments) investments, but also includes some fixed income investments to reduce volatility.

The Moderate Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Moderate Growth Fund's risk profile and strategies. Within each allocation model, the Adviser selects the Underlying Funds, and the percentage of the
Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Moderate Growth Fund in order to achieve the Moderate Growth Fund's investment objective. The Moderate Growth Fund's current target allocation ranges for investment are: 15-40% in U.S. equity funds, 20-50% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 10-30% in bond funds and short-term investments, 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and
0-15% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
		Details: Additional Information about Principal Strategies" In the prospectus.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Moderate Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Moderate Growth Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Moderate Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Moderate Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.
The Moderate Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Moderate Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Moderate Growth Composite Index, which is a hypothetical combination of 60% of the S&P 500 Index, 20% of the Barclays
Capital U.S. Aggregate Bond Index and 20% of the MSCI EAFE Index.  Remember,
however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance
		information, please visit www.aberdeen-asset.us or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Moderate Growth Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 16.83% - 2nd quarter 2009 Worst Quarter: -18.37% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | S&P 500 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Moderate Growth Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate Growth Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,083
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,482
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,593
Annual Return 2005	rr_AnnualReturn2005	9.62%
Annual Return 2006	rr_AnnualReturn2006	14.19%
Annual Return 2007	rr_AnnualReturn2007	10.92%
Annual Return 2008	rr_AnnualReturn2008	(31.48%)
Annual Return 2009	rr_AnnualReturn2009	28.89%
Annual Return 2010	rr_AnnualReturn2010	12.77%
Annual Return 2011	rr_AnnualReturn2011	(2.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.37%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	755
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,323
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,870
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,323
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,870
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,828
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	837
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,882
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth
Aberdeen Optimal Allocations Fund: Growth
Objective
The Aberdeen Optimal Allocations Fund: Growth (the "Growth Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Growth	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Growth		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		1.32%	1.26%	1.51%	1.26%	1.31%
Acquired fund fees and expenses		0.92%	0.92%	0.92%	0.92%	0.92%
Total Annual Fund Operating Expenses		2.64%	3.33%	3.08%	2.33%	2.38%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	1.16%	1.16%	1.16%	1.16%	1.16%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.48%	2.17%	1.92%	1.17%	1.22%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Growth
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Optimal Allocations Fund: Growth (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	717	1,244	1,797	3,297
Class C Shares	320	916	1,636	3,543
Class R Shares	195	842	1,514	3,312
Institutional Class Shares	119	616	1,140	2,577
Institutional Service Class Shares	124	631	1,165	2,627

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Growth Class C Shares	220	916	1,636	3,543

Portfolio Turnover
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 19.17% of the average value of its portfolio.
Principal Strategies
The Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Growth Fund's allocation is more heavily weighted toward equity investments, and also includes non-traditional asset classes.

The Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Growth Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Growth Fund in order to achieve the Growth Fund's investment objective. The Growth Fund's current target allocation ranges for investment are: 20-60% in U.S. equity funds, 25-60% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments, 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation) and 0-15% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.
Principal Risks
The Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Growth Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns prior to the commencement of operations of Institutional
Class (inception date: July 29, 2011) are based on the previous performance of
Class A. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index, as well as the Composite Growth Index, which is a hypothetical combination of 70% of the S&P 500 Index, 25% of the MSCI EAFE Index and 5% of
the Barclays Capital U.S. Aggregate Bond Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 18.84% - 2nd quarter 2009 Worst Quarter: -21.74% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Growth	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(5.22%)	(0.38%)	4.48%	Jun 29, 2004
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(5.59%)	(1.39%)	3.23%	Jun 29, 2004
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(3.40%)	(0.75%)	3.29%	Jun 29, 2004
Class C Shares	Class C shares - Before Taxes	(5.83%)	(1.07%)	3.71%	Jun 29, 2004
Class R Shares	Class R shares - Before Taxes	(5.61%)	(0.67%)	4.12%	Jun 29, 2004
Institutional Class Shares	Institutional Class shares - Before Taxes	(5.09%)	(0.59%)	4.40%	Jun 29, 2004
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(5.09%)	(0.59%)	4.40%	Jun 29, 2004
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.50%	Jun 29, 2004
Composite Growth Index	Composite Growth Index (reflects no deduction for fees, expenses or taxes)	(1.14%)	(0.78%)	3.84%	Jun 29, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Growth
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Optimal Allocations Fund: Growth (the "Growth Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 19.17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.17%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Growth
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Growth Fund's allocation is more heavily weighted toward equity investments, and also includes non-traditional asset classes.

The Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Growth Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Growth Fund in order to achieve the Growth Fund's investment objective. The Growth Fund's current target allocation ranges for investment are: 20-60% in U.S. equity funds, 25-60% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments, 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation) and 0-15% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
		Details: Additional Information about Principal Strategies" in the prospectus.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Growth Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns prior to the commencement of operations of Institutional
Class (inception date: July 29, 2011) are based on the previous performance of
Class A. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index, as well as the Composite Growth Index, which is a hypothetical combination of 70% of the S&P 500 Index, 25% of the MSCI EAFE Index and 5% of
the Barclays Capital U.S. Aggregate Bond Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future.  For updated performance information, please
		visit www.aberdeen-asset.us or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Growth Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 18.84% - 2nd quarter 2009 Worst Quarter: -21.74% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | S&P 500 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Composite Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,244
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,797
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,297
Annual Return 2005	rr_AnnualReturn2005	10.22%
Annual Return 2006	rr_AnnualReturn2006	15.52%
Annual Return 2007	rr_AnnualReturn2007	10.75%
Annual Return 2008	rr_AnnualReturn2008	(37.45%)
Annual Return 2009	rr_AnnualReturn2009	31.26%
Annual Return 2010	rr_AnnualReturn2010	13.87%
Annual Return 2011	rr_AnnualReturn2011	(5.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.74%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,636
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,543
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	916
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,636
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,543
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	195
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	842
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,514
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,312
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,140
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,577
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,627
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty
Aberdeen Optimal Allocations Fund: Specialty
Objective
The Aberdeen Optimal Allocations Fund: Specialty (the "Specialty Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Specialty Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Specialty	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Specialty		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.63%	0.62%	0.66%	0.62%	0.67%
Acquired fund fees and expenses		0.95%	0.95%	0.95%	0.95%	0.95%
Total Annual Fund Operating Expenses		1.98%	2.72%	2.26%	1.72%	1.77%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.46%	2.20%	1.74%	1.20%	1.25%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Specialty Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Specialty Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Optimal Allocations Fund: Specialty (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	715	1,113	1,536	2,709
Class C Shares	323	795	1,394	3,013
Class R Shares	177	656	1,163	2,555
Institutional Class Shares	122	491	885	1,987
Institutional Service Class Shares	127	507	911	2,041

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Specialty Class C Shares	223	795	1,394	3,013

Portfolio Turnover
The Specialty Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 26.76% of the average value of its portfolio.
Principal Strategies
The Specialty Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Specialty Fund's portfolio includes larger allocations to non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts and commodity linked instruments) asset classes.

The Specialty Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Specialty Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Specialty
Fund in order to achieve the Specialty Fund's investment objective. The
Specialty Fund's current target allocation ranges for investment are: 5-25% in
U.S. equity funds, 25-75% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments, 5-30% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and 0-25% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.
Principal Risks
The Specialty Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Specialty Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Specialty Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Specialty Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Specialty
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Specialty Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Specialty Composite Index, which is a hypothetical combination of 70% of the S&P 500 Index and 30% of the MSCI EAFE
Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 19.07% - 2nd quarter 2009 Worst Quarter: -21.91% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Specialty	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(6.38%)	(0.84%)	4.81%	Jun 29, 2004
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(6.92%)	(1.81%)	3.61%	Jun 29, 2004
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(4.15%)	(1.13%)	3.58%	Jun 29, 2004
Class C Shares	Class C shares - Before Taxes	(6.92%)	(1.56%)	4.05%	Jun 29, 2004
Class R Shares	Class R shares - Before Taxes	(6.56%)	(1.11%)	4.54%	Jun 29, 2004
Institutional Class Shares	Institutional Class shares - Before Taxes	(6.01%)	(0.59%)	5.10%	Jun 29, 2004
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(6.01%)	(0.59%)	5.10%	Jun 29, 2004
S&P 500 �� Index	S&P 500�� Index	2.11%	(0.25%)	3.50%	Jun 29, 2004
Specialty Composite Index	Specialty Composite Index (reflects no deduction for fees, expenses or taxes)	(2.19%)	(1.38%)	3.68%	Jun 29, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Specialty
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Optimal Allocations Fund: Specialty (the "Specialty Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Specialty Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Specialty Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 26.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.76%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Specialty Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Specialty Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Specialty Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Specialty Fund's portfolio includes larger allocations to non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts and commodity linked instruments) asset classes.

The Specialty Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Specialty Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Specialty
Fund in order to achieve the Specialty Fund's investment objective. The
Specialty Fund's current target allocation ranges for investment are: 5-25% in
U.S. equity funds, 25-75% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments, 5-30% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and 0-25% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
		Details: Additional Information about Principal Strategies" in the prospectus.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Specialty Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Specialty Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Specialty Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Specialty Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Specialty
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Specialty Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Specialty Composite Index, which is a hypothetical combination of 70% of the S&P 500 Index and 30% of the MSCI EAFE
Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
		866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Specialty Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 19.07% - 2nd quarter 2009 Worst Quarter: -21.91% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | S&P 500 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Specialty Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Specialty Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,113
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,709
Annual Return 2005	rr_AnnualReturn2005	10.46%
Annual Return 2006	rr_AnnualReturn2006	18.64%
Annual Return 2007	rr_AnnualReturn2007	10.83%
Annual Return 2008	rr_AnnualReturn2008	(37.38%)
Annual Return 2009	rr_AnnualReturn2009	32.21%
Annual Return 2010	rr_AnnualReturn2010	11.60%
Annual Return 2011	rr_AnnualReturn2011	(6.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.91%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	795
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,013
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	795
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,394
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,013
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.56%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,555
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	911
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund
Aberdeen Asia Bond Fund (formerly known as Aberdeen Asia Bond Institutional Fund)
Objective
The Aberdeen Asia Bond Fund, formerly Aberdeen Asia Bond Institutional Fund,
(the "Asia Bond Fund" or the "Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Asia Bond Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Asia Bond Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.25%	0.20%	0.25%	0.20%	0.42%
Total Annual Fund Operating Expenses		1.00%	1.70%	1.25%	0.70%	0.92%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.00%	1.70%	1.25%	0.70%	0.92%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.70% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Asia
Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Asia Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	523	730	954	1,598
Class C Shares	273	536	923	2,009
Class R Shares	127	397	686	1,511
Institutional Class Shares	72	224	390	871
Institutional Service Class Shares	94	293	509	1,131

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Asia Bond Fund Class C Shares	173	536	923	2,009

Portfolio Turnover
The Asia Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 71.15% of the average value of its portfolio.
Principal Strategies
The Asia Bond Fund seeks to achieve its objective by investing primarily in bonds and other debt securities of Asian sovereign and corporate issuers. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds of Asian issuers, as defined below, and derivatives that reflect the performance of bonds of Asian issuers. The portion of the Fund's assets not invested in these investments may be invested in debt securities issued by the U.S. government, its agencies and instrumentalities, U.S.
companies and multinational organizations, such as the Asian Development Bank, as well as non-Asian derivatives and other assets. The Fund may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia Bond Fund.

Asian issuers are issuers (i) organized under the laws of an Asian country or that maintain their principal place of business in Asia; (ii) traded principally in Asia; or (iii) that during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Asia or have at least 50% of their assets in an
Asian country. For the purposes of the Fund's investments, Asia currently includes Bangladesh, Brunei, China, Hong Kong, India, Indonesia, Japan,
Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Nepal, Pakistan, the
Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The investment team bases its investment decisions on fundamental market factors, currency trends and credit quality. The Fund invests where the combination of interest, appreciation and currency exchange rates appear attractive. The Fund will be broadly diversified in terms of countries invested in and rating of issuers. The Fund may invest in debt securities of any quality, including debt securities rated as low as C by Moody's Investors Service
("Moody's") or D by Standard & Poor's, or, if unrated, deemed to be of comparable quality. Securities rated C by Moody's can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Securities rated D by Standard & Poor's are in payment default.  Securities rated B or lower by Standard & Poor's or Ba or lower by Moody's and unrated securities of comparable quality are commonly referred to as "junk bonds". The
Fund currently intends to maintain an average portfolio credit rating of BB- by
Standard & Poor's.

The investment team seeks to achieve the Fund's objective through active management of the Fund's duration, credit, currency exposure and country allocation. A top-down analysis is performed to determine the portion of portfolio assets to be invested in Asian corporate, Asian sovereign and U.S.
government and corporate bonds and the size and composition of the Fund's interest rate and currency exposure. Then, the investment team determines the allocation of assets to particular countries in the region and finally, individual securities are selected by evaluating the industry and business profile of the issuer, the financial profile of the issuer, the structure and subordination of the security and other relevant factors. The investment team intends to enhance return by managing currency exposure, which may involve hedging transactions as well as speculating in comparative changes in currency exchange rates. The Fund's exposure to a currency can exceed the value of the
Fund's securities denominated in that currency and may exceed the value of the
Fund's assets. Currency positions will be based on the investment team's analysis of relevant regional macroeconomic and other factors. The Fund has no stated maturity or duration policy and the average effective maturity or duration may change. The Adviser has implemented proprietary risk management systems to monitor the Fund to protect against loss through overemphasis on a particular issuer, country or currency.

The Fund may hedge or take speculative positions in currencies. To gain or hedge exposure to currencies, the Fund may use futures, forwards, options or swaps.

The Fund may invest in all types of bonds, including:

o  certificates of deposit and other bank obligations;

o  corporate bonds, debentures and notes;

o  convertible debt securities;

o  credit linked notes;

o  government securities;

o  loans or similar extensions of credit;

o  mortgage-backed and asset-backed securities;

o  private placements including securities issued under Regulation S
   ("Regulation S Securities"); and

o  repurchase agreements involving portfolio securities.

The Fund primarily holds securities denominated in Asian currencies or in U.S.
dollars, although it may hold currencies in order to achieve its objective.

The Asia Bond Fund is nondiversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

The Fund may invest up to:

o  25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions;

o  50% of assets in bonds of issuers located in any single foreign country; and

o  100% of net assets in emerging markets and in bonds rated below investment grade.

The Fund may engage in other investment practices that include the use of options, futures, swaps and other derivative securities. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. The Fund will attempt to take advantage of pricing inefficiencies in these securities. The Fund may engage in derivative transactions involving a variety of underlying instruments, including currencies, debt securities, securities indexes, futures and options on swaps
(commonly referred to as swaptions). In particular, the Fund may engage in interest rate and currency futures, credit default swaps, cross-currency swaps, and interest rate swaps; options on futures and interest rate swaps, certificates of deposit or currencies; and forwards on currencies.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

o  to manage the Fund's interest rate, credit and currency exposure;

o  as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

o  to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

o  as a hedging strategy;

o  to seek to increase total returns (which is considered a speculative practice); and

o  to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

The Fund may write uncovered (or so-called "naked") options as well as engage in other futures and derivative strategies. The Fund may attempt to hedge its investments in order to mitigate risk, but it is not required to do so.
Principal Risks
The Asia Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian Risk -- parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Asset-Backed Securities -- Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Non-Diversified Fund Risk -- because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Regional Focus Risk -- focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia) likely will have a greater effect on portfolio performance than they would in a more geographically diversified bond fund.

Restricted Securities Risk -- Investments in restricted securities, including
Regulation S Securities, could have the effect of increasing the Fund's level of illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Asia Bond Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Asia Bond Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Asia Bond Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Asia Bond Fund and the
Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the Asia
Bond Fund. The bar chart shows how the Fund's annual total returns for the
Institutional Class shares have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 877-343-2906.

Class A, Class C and Class R shares have not been in operation for a full calendar year; therefore no performance information for Class A, Class C and
Class R shares is provided.  The returns for Class A, Class C and Class R shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.
Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 12.66% - 2nd quarter 2009 Worst Quarter: -5.35% - 3rd quarter 2011
After-tax returns are shown in the following table for Institutional
Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Asia Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class shares - Before Taxes	1.69%	5.44%	May 1, 2007
Institutional Class Shares After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	(0.05%)	3.87%	May 1, 2007
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	1.11%	3.74%	May 1, 2007
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	1.48%	5.39%	May 1, 2007
HSBC Asian Local Bond Index���	HSBC Asian Local Bond Index��� (reflects no deduction for fees, expenses or taxes)	5.00%	6.31%	May 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia Bond Fund (formerly known as Aberdeen Asia Bond Institutional Fund)
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Asia Bond Fund, formerly Aberdeen Asia Bond Institutional Fund,
(the "Asia Bond Fund" or the "Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of
		interest income, currency gains and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Asia Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 71.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.15%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Asia
Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Asia Bond Fund seeks to achieve its objective by investing primarily in bonds and other debt securities of Asian sovereign and corporate issuers. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds of Asian issuers, as defined below, and derivatives that reflect the performance of bonds of Asian issuers. The portion of the Fund's assets not invested in these investments may be invested in debt securities issued by the U.S. government, its agencies and instrumentalities, U.S.
companies and multinational organizations, such as the Asian Development Bank, as well as non-Asian derivatives and other assets. The Fund may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia Bond Fund.

Asian issuers are issuers (i) organized under the laws of an Asian country or that maintain their principal place of business in Asia; (ii) traded principally in Asia; or (iii) that during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Asia or have at least 50% of their assets in an
Asian country. For the purposes of the Fund's investments, Asia currently includes Bangladesh, Brunei, China, Hong Kong, India, Indonesia, Japan,
Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Nepal, Pakistan, the
Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The investment team bases its investment decisions on fundamental market factors, currency trends and credit quality. The Fund invests where the combination of interest, appreciation and currency exchange rates appear attractive. The Fund will be broadly diversified in terms of countries invested in and rating of issuers. The Fund may invest in debt securities of any quality, including debt securities rated as low as C by Moody's Investors Service
("Moody's") or D by Standard & Poor's, or, if unrated, deemed to be of comparable quality. Securities rated C by Moody's can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Securities rated D by Standard & Poor's are in payment default.  Securities rated B or lower by Standard & Poor's or Ba or lower by Moody's and unrated securities of comparable quality are commonly referred to as "junk bonds". The
Fund currently intends to maintain an average portfolio credit rating of BB- by
Standard & Poor's.

The investment team seeks to achieve the Fund's objective through active management of the Fund's duration, credit, currency exposure and country allocation. A top-down analysis is performed to determine the portion of portfolio assets to be invested in Asian corporate, Asian sovereign and U.S.
government and corporate bonds and the size and composition of the Fund's interest rate and currency exposure. Then, the investment team determines the allocation of assets to particular countries in the region and finally, individual securities are selected by evaluating the industry and business profile of the issuer, the financial profile of the issuer, the structure and subordination of the security and other relevant factors. The investment team intends to enhance return by managing currency exposure, which may involve hedging transactions as well as speculating in comparative changes in currency exchange rates. The Fund's exposure to a currency can exceed the value of the
Fund's securities denominated in that currency and may exceed the value of the
Fund's assets. Currency positions will be based on the investment team's analysis of relevant regional macroeconomic and other factors. The Fund has no stated maturity or duration policy and the average effective maturity or duration may change. The Adviser has implemented proprietary risk management systems to monitor the Fund to protect against loss through overemphasis on a particular issuer, country or currency.

The Fund may hedge or take speculative positions in currencies. To gain or hedge exposure to currencies, the Fund may use futures, forwards, options or swaps.

The Fund may invest in all types of bonds, including:

o  certificates of deposit and other bank obligations;

o  corporate bonds, debentures and notes;

o  convertible debt securities;

o  credit linked notes;

o  government securities;

o  loans or similar extensions of credit;

o  mortgage-backed and asset-backed securities;

o  private placements including securities issued under Regulation S
   ("Regulation S Securities"); and

o  repurchase agreements involving portfolio securities.

The Fund primarily holds securities denominated in Asian currencies or in U.S.
dollars, although it may hold currencies in order to achieve its objective.

The Asia Bond Fund is nondiversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

The Fund may invest up to:

o  25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions;

o  50% of assets in bonds of issuers located in any single foreign country; and

o  100% of net assets in emerging markets and in bonds rated below investment grade.

The Fund may engage in other investment practices that include the use of options, futures, swaps and other derivative securities. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. The Fund will attempt to take advantage of pricing inefficiencies in these securities. The Fund may engage in derivative transactions involving a variety of underlying instruments, including currencies, debt securities, securities indexes, futures and options on swaps
(commonly referred to as swaptions). In particular, the Fund may engage in interest rate and currency futures, credit default swaps, cross-currency swaps, and interest rate swaps; options on futures and interest rate swaps, certificates of deposit or currencies; and forwards on currencies.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

o  to manage the Fund's interest rate, credit and currency exposure;

o  as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

o  to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

o  as a hedging strategy;

o  to seek to increase total returns (which is considered a speculative practice); and

o  to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

The Fund may write uncovered (or so-called "naked") options as well as engage in other futures and derivative strategies. The Fund may attempt to hedge its
		investments in order to mitigate risk, but it is not required to do so.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Asia Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian Risk -- parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Asset-Backed Securities -- Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Non-Diversified Fund Risk -- because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Regional Focus Risk -- focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia) likely will have a greater effect on portfolio performance than they would in a more geographically diversified bond fund.

Restricted Securities Risk -- Investments in restricted securities, including
Regulation S Securities, could have the effect of increasing the Fund's level of illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Asia Bond Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Asia Bond Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Asia Bond Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Asia Bond Fund and the
Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the Asia
Bond Fund. The bar chart shows how the Fund's annual total returns for the
Institutional Class shares have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 877-343-2906.

Class A, Class C and Class R shares have not been in operation for a full calendar year; therefore no performance information for Class A, Class C and
Class R shares is provided.  The returns for Class A, Class C and Class R shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ
		to the extent that the Classes have different expenses.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-343-2906
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 12.66% - 2nd quarter 2009 Worst Quarter: -5.35% - 3rd quarter 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Institutional
Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain
		other employer-sponsored retirement plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | HSBC Asian Local Bond Index���
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	HSBC Asian Local Bond Index��� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	523
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,598
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2008	rr_AnnualReturn2008	(11.37%)
Annual Return 2009	rr_AnnualReturn2009	22.34%
Annual Return 2010	rr_AnnualReturn2010	12.54%
Annual Return 2011	rr_AnnualReturn2011	1.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.35%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.70% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund
Aberdeen Asia-Pacific (ex-Japan) Equity Fund (formerly known as Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund)
Objective
The Aberdeen Asia-Pacific (ex-Japan) Equity Fund, formerly Aberdeen Asia-Pacific
(ex-Japan) Equity Institutional Fund, (the "Asia-Pacific Equity Fund" or the
"Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Asia Pacific (ex-Japan) Equity Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Asia Pacific (ex-Japan) Equity Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.28%	0.23%	0.28%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.53%	2.23%	1.78%	1.23%	1.23%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.53%	2.23%	1.78%	1.23%	1.23%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Asia-Pacific Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Asia Pacific (ex-Japan) Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	722	1,031	1,361	2,294
Class C Shares	326	697	1,195	2,565
Class R Shares	181	560	964	2,095
Institutional Class Shares	125	390	676	1,489
Institutional Service Class Shares	125	390	676	1,489

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Asia Pacific (ex-Japan) Equity Fund Class C Shares	226	697	1,195	2,565

Portfolio Turnover
The Asia-Pacific Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.31% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific (ex-Japan)
issuers.  The "Asia-Pacific Region" includes, among other countries, South
Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia,
Australia, New Zealand, Philippines and India.  A company generally is considered to be an Asia-Pacific (ex-Japan) issuer if, as determined by the
Fund's management:

o  it is organized under the laws of a country in the Asia-Pacific
   Region (excluding Japan) or maintains a principal office there;

o  its securities trade principally in a country in the Asia-Pacific
   Region (excluding Japan); or

o  it derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific Region (excluding
   Japan) or has at least 50% of its assets there; or

o  it is a holding company with a preponderance of its assets in companies with principal or registered offices in a country in the Asia-Pacific region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Equity Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific (ex-Japan) issuers may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.
The Fund may invest without limit in emerging market countries.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stock.

To a limited extent, the Fund may also engage in other investment practices.
The Fund will not seek to hedge against a decline in the value of the Fund's
non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.
Principal Risks
The Asia-Pacific Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk -- parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Regional Focus Risk -- focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The bar chart and table below can help you evaluate potential risks of the
Asia-Pacific Equity Fund. The bar chart shows the Fund's annual total returns for Institutional Class. The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class A, Class C and Class R shares have not been in operation for a full calendar year; therefore no performance information for Class A, Class C and
Class R shares is provided.  The returns for Class A, Class C and Class R shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.
Annual Total Return -- Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 16.95% - 3rd quarter 2010 Worst Quarter: -17.09% - 3rd quarter 2011
After-tax returns are shown in the following table for Institutional
Class shares and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.
After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Asia Pacific (ex-Japan) Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class shares - Before Taxes	(14.09%)	3.29%	Nov 16, 2009
Institutional Class Shares After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	(16.11%)	2.01%	Nov 16, 2009
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	(8.93%)	2.13%	Nov 16, 2009
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(14.18%)	3.25%	Nov 16, 2009
MSCI AC Asia Pacific EX Japan Index���	MSCI AC Asia Pacific EX Japan Index��� (reflects no deduction for fees, expenses or taxes)	(15.38%)	1.07%	Nov 16, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia-Pacific (ex-Japan) Equity Fund (formerly known as Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund)
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Asia-Pacific (ex-Japan) Equity Fund, formerly Aberdeen Asia-Pacific
(ex-Japan) Equity Institutional Fund, (the "Asia-Pacific Equity Fund" or the
		"Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Asia-Pacific Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's
		portfolio turnover rate was 25.31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.31%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Asia-Pacific Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific (ex-Japan)
issuers.  The "Asia-Pacific Region" includes, among other countries, South
Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia,
Australia, New Zealand, Philippines and India.  A company generally is considered to be an Asia-Pacific (ex-Japan) issuer if, as determined by the
Fund's management:

o  it is organized under the laws of a country in the Asia-Pacific
   Region (excluding Japan) or maintains a principal office there;

o  its securities trade principally in a country in the Asia-Pacific
   Region (excluding Japan); or

o  it derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific Region (excluding
   Japan) or has at least 50% of its assets there; or

o  it is a holding company with a preponderance of its assets in companies with principal or registered offices in a country in the Asia-Pacific region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Equity Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific (ex-Japan) issuers may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.
The Fund may invest without limit in emerging market countries.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stock.

To a limited extent, the Fund may also engage in other investment practices.
The Fund will not seek to hedge against a decline in the value of the Fund's
non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified
		currency.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Asia-Pacific Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk -- parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Regional Focus Risk -- focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below can help you evaluate potential risks of the
Asia-Pacific Equity Fund. The bar chart shows the Fund's annual total returns for Institutional Class. The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class A, Class C and Class R shares have not been in operation for a full calendar year; therefore no performance information for Class A, Class C and
Class R shares is provided.  The returns for Class A, Class C and Class R shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ
		to the extent that the Classes have different expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Equity Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return -- Institutional Class Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 16.95% - 3rd quarter 2010 Worst Quarter: -17.09% - 3rd quarter 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Institutional
Class shares and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.
After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other
		employer-sponsored retirement plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | MSCI AC Asia Pacific EX Japan Index���
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC Asia Pacific EX Japan Index��� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	722
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,361
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,294
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2010	rr_AnnualReturn2010	24.58%
Annual Return 2011	rr_AnnualReturn2011	(14.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.09%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund
Aberdeen Asia-Pacific Smaller Companies Fund
Objective
The Aberdeen Asia-Pacific Smaller Companies Fund (the "Asia-Pacific Smaller Companies Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Smaller Companies Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" -- "Waiver of Class A and
Class D Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Asia-Pacific Smaller Companies Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Asia-Pacific Smaller Companies Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		1.30%	1.30%	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	18.18%	18.18%	18.18%	18.18%	18.18%
Total Annual Fund Operating Expenses		19.73%	20.48%	19.98%	19.48%	19.48%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	(17.78%)	(17.78%)	(17.78%)	(17.78%)	(17.78%)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.95%	2.70%	2.20%	1.70%	1.70%
[1]	"Other Expenses" are annualized expenses based on the Fund's most recent fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.70% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Asia-Pacific Smaller Companies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Smaller
Companies Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Asia-Pacific Smaller Companies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	762	4,050	6,442	9,941
Class C Shares	373	3,840	6,388	10,011
Class R Shares	223	3,739	6,280	9,963
Institutional Class Shares	173	3,636	6,168	9,909
Institutional Service Class Shares	173	3,636	6,168	9,909

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Asia-Pacific Smaller Companies Fund Class C Shares	273	3,840	6,388	10,011

Portfolio Turnover
The Asia-Pacific Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 1.68% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Asia-Pacific
Smaller Companies Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Smaller
Companies of Asia-Pacific (excluding Japan) issuers.  Based on current market conditions, the Fund considers "Smaller Companies" to be companies that have market capitalizations below $5 billion at the time of purchase; however, this number may fluctuate due to market conditions.  Some companies may outgrow the definition of Smaller Companies after the Fund has purchased their securities.
These companies will continue to be considered Smaller Companies for purposes of the Fund's minimum 80% allocation to Smaller Companies.

A company generally is considered to be an Asia-Pacific issuer if, as determined by the Fund's Adviser or Subadviser:

o  It is organized under the laws of a country in the Asia-Pacific region (excluding Japan) or maintains a principal or registered office there;
   or

o  Its securities trade principally in a country in the Asia-Pacific region (excluding Japan); or

o  It derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific region (excluding
   Japan) or has at least 50% of its assets there; or

o  It is a holding company with a preponderance of its assets in companies with principal or registered offices in a country in the Asia-Pacific region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Smaller Companies Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific Smaller Companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) region.  While the Fund intends to invest in a number of different countries, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts, equity-related securities and rights and warrants to buy common stock.  If the Fund invests in derivatives with an underlying asset that meets its 80% policy, the value of the derivative would be included to meet the
80% minimum.
Principal Risks
The Asia-Pacific Smaller Companies Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments also may involve risks relating to the impact of currency exchange rate fluctuations.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk -- parts of the Asian-Pacific (ex-Japan) region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. The Asian-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean.
The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan.  Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk -- the investment team may select securities that underperform the relevant stock markets or other funds with similar investment objectives and strategies.

Regional Focus Risk -- focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small-Cap Risk -- results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
Performance information is not available for the Asia-Pacific Smaller Companies
Fund because the Fund has not been in operation for a full calendar year. For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia-Pacific Smaller Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Asia-Pacific Smaller Companies Fund (the "Asia-Pacific Smaller Companies Fund" or the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Smaller Companies Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" -- "Waiver of Class A and
Class D Sales Charges" and "Reduction of Sales Charges" section on pages 146-148
		of the Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Asia-Pacific Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 1.68% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.68%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are annualized expenses based on the Fund's most recent fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Asia-Pacific Smaller Companies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Smaller
Companies Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Asia-Pacific
Smaller Companies Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Smaller
Companies of Asia-Pacific (excluding Japan) issuers.  Based on current market conditions, the Fund considers "Smaller Companies" to be companies that have market capitalizations below $5 billion at the time of purchase; however, this number may fluctuate due to market conditions.  Some companies may outgrow the definition of Smaller Companies after the Fund has purchased their securities.
These companies will continue to be considered Smaller Companies for purposes of the Fund's minimum 80% allocation to Smaller Companies.

A company generally is considered to be an Asia-Pacific issuer if, as determined by the Fund's Adviser or Subadviser:

o  It is organized under the laws of a country in the Asia-Pacific region (excluding Japan) or maintains a principal or registered office there;
   or

o  Its securities trade principally in a country in the Asia-Pacific region (excluding Japan); or

o  It derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific region (excluding
   Japan) or has at least 50% of its assets there; or

o  It is a holding company with a preponderance of its assets in companies with principal or registered offices in a country in the Asia-Pacific region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Smaller Companies Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific Smaller Companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) region.  While the Fund intends to invest in a number of different countries, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts, equity-related securities and rights and warrants to buy common stock.  If the Fund invests in derivatives with an underlying asset that meets its 80% policy, the value of the derivative would be included to meet the
		80% minimum.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Asia-Pacific Smaller Companies Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments also may involve risks relating to the impact of currency exchange rate fluctuations.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk -- parts of the Asian-Pacific (ex-Japan) region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. The Asian-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean.
The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan.  Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk -- the investment team may select securities that underperform the relevant stock markets or other funds with similar investment objectives and strategies.

Regional Focus Risk -- focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small-Cap Risk -- results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not available for the Asia-Pacific Smaller Companies
Fund because the Fund has not been in operation for a full calendar year. For updated performance information, please visit www.aberdeen-asset.us or call
		866-667-9231.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not available for the Asia-Pacific Smaller Companies Fund because the Fund has not been in operation for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	18.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.73%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(17.78%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,050
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	6,442
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,941
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	18.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	20.48%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(17.78%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	373
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,840
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	6,388
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	10,011
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,840
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,388
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	10,011
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	18.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.98%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(17.78%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,739
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	6,280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,963
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	18.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.48%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(17.78%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,636
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	6,168
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,909
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	18.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.48%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(17.78%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,636
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	6,168
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,909

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	"Other Expenses" are annualized expenses based on the Fund's most recent fiscal year.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.70% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund
Aberdeen Core Fixed Income Fund
Objective
The Aberdeen Core Fixed Income Fund (the "Core Fixed Income Fund" or the "Fund") seeks to maximize total return by investing for both current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Core Fixed Income Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Core Fixed Income Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.24%	0.24%	0.29%	0.24%	0.24%
Total Annual Fund Operating Expenses		0.79%	1.54%	1.09%	0.54%	0.54%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.75%	1.50%	1.05%	0.50%	0.50%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Core
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Core Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	498	663	841	1,358
Class C Shares	253	483	836	1,831
Class R Shares	107	343	597	1,325
Institutional Class Shares	51	169	298	673
Institutional Service Class Shares	51	169	298	673

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Core Fixed Income Fund Class C Shares	153	483	836	1,831

Portfolio Turnover
The Core Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 377.38% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments.  If the Fund changes its 80%
investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

o  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

o  foreign government and agency, supranational, and quasi government obligations,

o  residential mortgage-backed securities (MBS),

o  commercial mortgage-backed securities (CMBS),

o  asset-backed securities (ABS),

o  municipal obligations,

o  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

o  loan participations and assignments including revolving credit facilities,

o  inflation-indexed securities,

o  U.S. dollar denominated securities of foreign issuers,

o  non-U.S. dollar denominated issues provided that all currency exposure is hedged,

o  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

o  private placements including securities issued under Rule 144A,

o  structured securities,

o  derivative instruments including futures, interest rate swaps, options and credit derivatives, and

o  currency forward contracts.

The Core Fixed Income Fund will primarily invest in investment grade securities at the time of purchase. Investment grade securities are those rated Baa3/BBB-
or higher. In the event that a security receives different ratings from different nationally recognized statistical rating organizations ("NRSROs"), the
Adviser will treat the security as being rated in the highest rating category received from an NRSRO. Up to 5% of the market value of the Fund may be invested in securities rated Ba1/BB+ to Ba3/BB- at the time of purchase.  The Adviser may, but is not required to, sell if the securities ratings are downgraded.
Ratings from an NRSRO, including Moody's Investor Services, Inc. ("Moody's"),
Standard and Poor's Rating Group ("Standard & Poor's"), or Fitch, Inc.
("Fitch"), will apply, or if unrated, be determined by the Adviser to be of comparable quality.

The Fund will only invest in non-U.S. dollar denominated issues when currency exposure is hedged and such investments are not generally expected to exceed 5%
of the Fund's portfolio.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund's exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

If the Fund invests in derivatives with an underlying asset that meets the 80%
policy, the value of the derivative would be included to meet the 80% minimum.
For additional information regarding derivatives, see "Fund Details: Additional
Information about Investments, Investment Techniques and Risks" in the prospectus.

The Core Fixed Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

The Fund may have high portfolio turnover and the portfolio turnover rate may exceed 100% per year.
Principal Risks
The Core Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Fixed Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk -- the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk -- the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Portfolio Turnover -- a higher portfolio turnover rate increases transaction costs and as a resu lt may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks."
Performance
Prior to July 12, 2010, the returns presented for the Core Fixed Income Fund reflect the performance of a predecessor fund (the "Predecessor Fund").  The
Core Fixed Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Core Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges, but not differences in the expenses applicable to a particular class.  Class A,
Class C and Institutional Class shares of the Fund adopted the performance of the Class A, Class C and Class Y shares of the Predecessor Fund, respectively.

The bar chart and table below can help you evaluate potential risks of the Core
Fixed Income Fund.  The bar chart shows how the Fund's annual total returns for
Class A shares have varied from year to year.  The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges.  If taxes and sales charges were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class R shares have not been in operation for a full calendar year; therefore no performance information for Class R shares is provided.  The returns for Class R shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 6.34% - 3rd quarter 2009 Worst Quarter: -3.21% - 2nd quarter 2004
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Core Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	6.93%	5.77%	5.12%		Jul 12, 2010
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	5.63%	4.07%	3.46%		Jul 12, 2010
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	4.66%	4.03%	3.47%		Jul 12, 2010
Class C Shares	Class C shares - Before Taxes	6.25%	5.00%	4.38%		Jul 12, 2010
Institutional Class Shares	Institutional Class shares - Before Taxes	7.17%	6.03%	5.36%		Jul 12, 2010
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	7.21%			6.16%	Jul 12, 2010
Barclays Capital Global Aggregate Bond Index	Barclays Capital US Aggregate Index	7.84%	6.50%	5.78%	6.75%	Jul 12, 2010

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Core Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Core Fixed Income Fund (the "Core Fixed Income Fund" or the "Fund") seeks to maximize total return by investing for both current income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Core Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 377.38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	377.38%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Core
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments.  If the Fund changes its 80%
investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

o  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

o  foreign government and agency, supranational, and quasi government obligations,

o  residential mortgage-backed securities (MBS),

o  commercial mortgage-backed securities (CMBS),

o  asset-backed securities (ABS),

o  municipal obligations,

o  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

o  loan participations and assignments including revolving credit facilities,

o  inflation-indexed securities,

o  U.S. dollar denominated securities of foreign issuers,

o  non-U.S. dollar denominated issues provided that all currency exposure is hedged,

o  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

o  private placements including securities issued under Rule 144A,

o  structured securities,

o  derivative instruments including futures, interest rate swaps, options and credit derivatives, and

o  currency forward contracts.

The Core Fixed Income Fund will primarily invest in investment grade securities at the time of purchase. Investment grade securities are those rated Baa3/BBB-
or higher. In the event that a security receives different ratings from different nationally recognized statistical rating organizations ("NRSROs"), the
Adviser will treat the security as being rated in the highest rating category received from an NRSRO. Up to 5% of the market value of the Fund may be invested in securities rated Ba1/BB+ to Ba3/BB- at the time of purchase.  The Adviser may, but is not required to, sell if the securities ratings are downgraded.
Ratings from an NRSRO, including Moody's Investor Services, Inc. ("Moody's"),
Standard and Poor's Rating Group ("Standard & Poor's"), or Fitch, Inc.
("Fitch"), will apply, or if unrated, be determined by the Adviser to be of comparable quality.

The Fund will only invest in non-U.S. dollar denominated issues when currency exposure is hedged and such investments are not generally expected to exceed 5%
of the Fund's portfolio.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund's exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

If the Fund invests in derivatives with an underlying asset that meets the 80%
policy, the value of the derivative would be included to meet the 80% minimum.
For additional information regarding derivatives, see "Fund Details: Additional
Information about Investments, Investment Techniques and Risks" in the prospectus.

The Core Fixed Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

The Fund may have high portfolio turnover and the portfolio turnover rate may
		exceed 100% per year.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Core Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Fixed Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk -- the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk -- the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Portfolio Turnover -- a higher portfolio turnover rate increases transaction costs and as a resu lt may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks."
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Prior to July 12, 2010, the returns presented for the Core Fixed Income Fund reflect the performance of a predecessor fund (the "Predecessor Fund").  The
Core Fixed Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Core Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges, but not differences in the expenses applicable to a particular class.  Class A,
Class C and Institutional Class shares of the Fund adopted the performance of the Class A, Class C and Class Y shares of the Predecessor Fund, respectively.

The bar chart and table below can help you evaluate potential risks of the Core
Fixed Income Fund.  The bar chart shows how the Fund's annual total returns for
Class A shares have varied from year to year.  The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges.  If taxes and sales charges were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class R shares have not been in operation for a full calendar year; therefore no performance information for Class R shares is provided.  The returns for Class R shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to
		the extent that the Classes have different expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Core Fixed Income Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges. If taxes and sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 6.34% - 3rd quarter 2009 Worst Quarter: -3.21% - 2nd quarter 2004
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Barclays Capital Global Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Aggregate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 2010
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	498
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	841
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,358
Annual Return 2002	rr_AnnualReturn2002	11.61%
Annual Return 2003	rr_AnnualReturn2003	3.22%
Annual Return 2004	rr_AnnualReturn2004	2.70%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	3.17%
Annual Return 2007	rr_AnnualReturn2007	6.03%
Annual Return 2008	rr_AnnualReturn2008	4.60%
Annual Return 2009	rr_AnnualReturn2009	5.12%
Annual Return 2010	rr_AnnualReturn2010	6.17%
Annual Return 2011	rr_AnnualReturn2011	6.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 2010
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 2010
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 2010
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,831
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	836
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,831
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 2010
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,325
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	298
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	673
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 2010
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	298
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	673
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 2010

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund
Aberdeen Emerging Markets Debt Local Currency Fund
Objective
The Aberdeen Emerging Markets Debt Local Currency Fund (the "Emerging Markets
Debt Local Currency Fund" or the "Fund") seeks long-term total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Debt Local Currency Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the
"Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of
Class A and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales -- Waiver of Class A
and Class D Sales Charges" and "Reduction of Sales Charges" sections on pages
146-148 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Debt Local Currency Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Insititutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses Aberdeen Emerging Markets Debt Local Currency Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Insititutional Service Class Shares
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	1.02%	1.02%	1.02%	1.02%	1.02%
Total Annual Fund Operating Expenses		2.07%	2.82%	2.32%	1.82%	1.82%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.92%	0.92%	0.92%	0.92%	0.92%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.15%	1.90%	1.40%	0.90%	0.90%
[1]	"Other Expenses" are annualized expenses based on the Fund's most recent fiscal period.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Debt Local Currency Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Emerging Markets Debt Local Currency Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	537	961	1,410	2,653
Class C Shares	293	787	1,408	3,081
Class R Shares	143	636	1,157	2,585
Institutional Class Shares	92	483	899	2,062
Insititutional Service Class Shares	92	483	899	2,062

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Emerging Markets Debt Local Currency Fund Class C Shares	193	787	1,408	3,081

Portfolio Turnover
The Emerging Markets Debt Local Currency Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 34.36% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Emerging Markets
Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of or economically linked to an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or
(iii) alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging markets countries.  An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. The
Fund may also invest in private placements including securities issued under
Regulation S ("Regulation S Securities").

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

The portfolio management team will focus on the entire emerging markets local debt universe, investing in conventional and index-linked bonds, interest rates swaps, foreign exchange, conventional bonds and inflation-linked sovereign and quasi-sovereign bonds. The Fund may invest in both investment-grade and high yield securities (commonly referred to as "junk bonds"). The Fund may invest in securities of any maturity.

The portfolio management team will seek to identify those instruments that are likely to provide the greatest outperformance, taking account of forward-looking risks. They will assess both the risk-return profile of an individual investment, as well as the risk-return impact of its incremental addition to the
Fund as a whole, and then construct a diversified, risk-controlled portfolio of instruments.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the emerging market debt sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  The base currency of the Fund is US Dollars.
Performance may be strongly influenced by movements in currency rates because the Fund may have exposure to a particular currency that is different to the value of the securities denominated in that currency held by the Fund.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

If the Fund invests in derivatives with an underlying asset that meets the 80%
policy, the value of the derivative would be included to meet the 80% minimum.
For additional information regarding derivatives, see "Fund Details: Additional
Information about Investments, Investment Techniques and Risks" in the prospectus.

The Emerging Markets Debt Local Currency Fund is non-diversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.
Principal Risks
The Emerging Markets Debt Local Currency Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Emerging Markets Debt Local
Currency Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Non-Diversified Fund Risk -- because the Fund is non-diversified, the Fund may hold larger positions in fewer securities than other funds.  As a result, a single security's increase or decrease in value may have a greater impact on the
Fund's value and total return.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Restricted Securities Risk -- Investments in restricted securities, including
Regulation S Securities, could have the effect of increasing the Fund's level of illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Non-Hedging Foreign Currency Trading Risk -- the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
Performance information is not available for the Emerging Markets Debt Local
Currency Fund because the Fund has not been in operation for a full calendar year. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Debt Local Currency Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Emerging Markets Debt Local Currency Fund (the "Emerging Markets
Debt Local Currency Fund" or the "Fund") seeks long-term total return. Total return includes all aspects of return, including dividends, interest and share
		price appreciation/depreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Debt Local Currency Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the
"Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of
Class A and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales -- Waiver of Class A
and Class D Sales Charges" and "Reduction of Sales Charges" sections on pages
		146-148 of the Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Emerging Markets Debt Local Currency Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 34.36% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.36%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Emerging Markets Debt Local Currency Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Emerging Markets
Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of or economically linked to an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or
(iii) alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging markets countries.  An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. The
Fund may also invest in private placements including securities issued under
Regulation S ("Regulation S Securities").

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

The portfolio management team will focus on the entire emerging markets local debt universe, investing in conventional and index-linked bonds, interest rates swaps, foreign exchange, conventional bonds and inflation-linked sovereign and quasi-sovereign bonds. The Fund may invest in both investment-grade and high yield securities (commonly referred to as "junk bonds"). The Fund may invest in securities of any maturity.

The portfolio management team will seek to identify those instruments that are likely to provide the greatest outperformance, taking account of forward-looking risks. They will assess both the risk-return profile of an individual investment, as well as the risk-return impact of its incremental addition to the
Fund as a whole, and then construct a diversified, risk-controlled portfolio of instruments.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the emerging market debt sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  The base currency of the Fund is US Dollars.
Performance may be strongly influenced by movements in currency rates because the Fund may have exposure to a particular currency that is different to the value of the securities denominated in that currency held by the Fund.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

If the Fund invests in derivatives with an underlying asset that meets the 80%
policy, the value of the derivative would be included to meet the 80% minimum.
For additional information regarding derivatives, see "Fund Details: Additional
Information about Investments, Investment Techniques and Risks" in the prospectus.

The Emerging Markets Debt Local Currency Fund is non-diversified and may invest a significant portion of its assets in the securities of a single issuer or a
		small number of issuers.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Emerging Markets Debt Local Currency Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Emerging Markets Debt Local
Currency Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Non-Diversified Fund Risk -- because the Fund is non-diversified, the Fund may hold larger positions in fewer securities than other funds.  As a result, a single security's increase or decrease in value may have a greater impact on the
Fund's value and total return.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Restricted Securities Risk -- Investments in restricted securities, including
Regulation S Securities, could have the effect of increasing the Fund's level of illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Non-Hedging Foreign Currency Trading Risk -- the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	because the Fund is non-diversified, the Fund may hold larger positions in fewer securities than other funds. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not available for the Emerging Markets Debt Local
Currency Fund because the Fund has not been in operation for a full calendar year. For updated performance information, please visit www.aberdeen-asset.us or
		call 866-667-9231.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not available for the Emerging Markets Debt Local Currency Fund because the Fund has not been in operation for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	866-667-9231
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	537
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	961
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,410
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,653
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,408
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,081
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	787
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,408
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,081
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,157
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,585
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	899
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Insititutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	899
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,062

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	"Other Expenses" are annualized expenses based on the Fund's most recent fiscal period.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund
Aberdeen Global Fixed Income Fund
Objective
The Aberdeen Global Fixed Income Fund (the "Global Fixed Income Fund" or the
"Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Fixed Income Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Fixed Income Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.53%	0.51%	0.56%	0.51%	0.71%
Total Annual Fund Operating Expenses		1.38%	2.11%	1.66%	1.11%	1.31%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.22%	1.95%	1.50%	0.95%	1.15%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Global
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Global Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	544	828	1,134	1,999
Class C Shares	298	646	1,119	2,429
Class R Shares	153	508	887	1,952
Institutional Class Shares	117	399	703	1,565
Institutional Service Class Shares	97	337	596	1,337

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Fixed Income Fund Class C Shares	198	646	1,119	2,429

Portfolio Turnover
The Global Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 199.69% of the average value of its portfolio.
Principal Strategies
The Global Fixed Income Fund seeks to achieve its objective by investing in fixed-income securities of U.S. and foreign issuers including:

o  foreign governments, their agencies and instrumentalities, and foreign companies, including those in emerging markets;

o  multinational organizations, such as the World Bank;

o  the U.S. government, its agencies and instrumentalities and U.S.
   companies; and

o  asset-backed securities.

As a non-fundamental policy, under normal market conditions, the Global Fixed
Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in fixed-income securities of issuers located in a number of countries throughout the world, which may include the
U.S. Under normal market conditions, the Fund will invest significantly (at least 40% -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries. There is no limit on the Fund's ability to invest in emerging markets.

If the Global Fixed Income Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Fixed Income Fund.

The investment team bases its investment decisions on fundamental factors, including economic, market and currency trends and credit quality. The Fund generally invests in markets where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the investment team believes the currency risk can be reduced through hedging.

The Fund may invest in all types of fixed-income securities, including:

o  corporate bonds, debentures and notes;

o  convertible debt securities;

o  preferred stocks;

o  government securities;

o  municipal and other government related securities;

o  mortgage-backed and other asset-backed securities; and

o  repurchase agreements involving portfolio securities.

The Fund may purchase securities denominated in foreign currencies or in U.S.
dollars.

The Fund may invest up to:

o  40% of assets in securities of issuers located in any single foreign country;

o  35% of net assets in fixed-income securities rated below investment grade (junk bonds);

o  25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions; and

o  20% of net assets in equity securities, including common stocks, warrants and rights.

The Fund has no stated maturity policy and the average effective maturity may change.

In pursuing its investment strategies, the Fund may also invest in financial derivative instruments. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or economic measure. In general, these financial derivative instruments include, but are not limited to, futures, options, swaps (including, but not limited to, credit and credit-default, interest rate and inflation swaps and options on swaps (commonly referred to as swaptions)), forward foreign currency exchange contracts and options, and credit linked notes. The Fund may enter into transactions which include but are not limited to the purchase and writing of call and put options on securities (including exchange-listed and over-the-counter options), and the purchase and sale of futures contracts and options thereon such as securities indices, bond and interest rate futures.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

o  to manage the Fund's interest rate, credit and currency exposure;

o  as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

o  to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

o  as a hedging strategy;

o  to seek to increase total returns (which is considered a speculative practice); and

o  to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

If the Fund invests in derivatives with an underlying asset that meets the 80%
policy, the value of the derivative would be included to meet the 80% minimum.
Derivative strategies involve risks which are further detailed in Principal
Risks: Derivatives Risk.

The Fund may have high portfolio turnover and the portfolio turnover rate may exceed 100% per year.
Principal Risks
The Global Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities -- Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Non-Hedging Foreign Currency Trading Risk -- the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Portfolio Turnover -- a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Global Fixed Income Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Fixed Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Fixed Income Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Fixed Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class R shares have not been in operation for a full calendar year; therefore no performance information for Class R shares is provided.  The returns for Class R shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 7.74% - 3rd quarter 2009 Worst Quarter: -4.88% - 3rd quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Global Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Inception Date Secondary
Class A Shares	Class A shares - Before Taxes	3.55%	5.63%	5.99%
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	2.47%	3.95%	4.09%
Class A Shares After Taxes on Distributions and Sales	Class A Shares - After Taxes on Distributions and Sale of Fund Shares	2.31%	3.82%	4.01%
Class C Shares	Class C shares - Before Taxes	2.77%	4.81%		3.43%	Apr 29, 2005
Institutional Class Shares	Institutional Class shares - Before Taxes	3.88%			6.10%	Jul 20, 2009
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	3.81%	5.85%	6.23%
Barclays Capital Global Aggregate Bond Index	Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.64%	6.46%	7.16%	6.86%	Apr 29, 2005	Jul 20, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Global Fixed Income Fund (the "Global Fixed Income Fund" or the
"Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency
		gains and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Global Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's
		portfolio turnover rate was 199.69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	199.69%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Global Fixed Income Fund seeks to achieve its objective by investing in fixed-income securities of U.S. and foreign issuers including:

o  foreign governments, their agencies and instrumentalities, and foreign companies, including those in emerging markets;

o  multinational organizations, such as the World Bank;

o  the U.S. government, its agencies and instrumentalities and U.S.
   companies; and

o  asset-backed securities.

As a non-fundamental policy, under normal market conditions, the Global Fixed
Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in fixed-income securities of issuers located in a number of countries throughout the world, which may include the
U.S. Under normal market conditions, the Fund will invest significantly (at least 40% -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries. There is no limit on the Fund's ability to invest in emerging markets.

If the Global Fixed Income Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Fixed Income Fund.

The investment team bases its investment decisions on fundamental factors, including economic, market and currency trends and credit quality. The Fund generally invests in markets where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the investment team believes the currency risk can be reduced through hedging.

The Fund may invest in all types of fixed-income securities, including:

o  corporate bonds, debentures and notes;

o  convertible debt securities;

o  preferred stocks;

o  government securities;

o  municipal and other government related securities;

o  mortgage-backed and other asset-backed securities; and

o  repurchase agreements involving portfolio securities.

The Fund may purchase securities denominated in foreign currencies or in U.S.
dollars.

The Fund may invest up to:

o  40% of assets in securities of issuers located in any single foreign country;

o  35% of net assets in fixed-income securities rated below investment grade (junk bonds);

o  25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions; and

o  20% of net assets in equity securities, including common stocks, warrants and rights.

The Fund has no stated maturity policy and the average effective maturity may change.

In pursuing its investment strategies, the Fund may also invest in financial derivative instruments. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or economic measure. In general, these financial derivative instruments include, but are not limited to, futures, options, swaps (including, but not limited to, credit and credit-default, interest rate and inflation swaps and options on swaps (commonly referred to as swaptions)), forward foreign currency exchange contracts and options, and credit linked notes. The Fund may enter into transactions which include but are not limited to the purchase and writing of call and put options on securities (including exchange-listed and over-the-counter options), and the purchase and sale of futures contracts and options thereon such as securities indices, bond and interest rate futures.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

o  to manage the Fund's interest rate, credit and currency exposure;

o  as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

o  to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

o  as a hedging strategy;

o  to seek to increase total returns (which is considered a speculative practice); and

o  to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

If the Fund invests in derivatives with an underlying asset that meets the 80%
policy, the value of the derivative would be included to meet the 80% minimum.
Derivative strategies involve risks which are further detailed in Principal
Risks: Derivatives Risk.

The Fund may have high portfolio turnover and the portfolio turnover rate may
		exceed 100% per year.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Global Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities -- Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Non-Hedging Foreign Currency Trading Risk -- the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Portfolio Turnover -- a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Global Fixed Income Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Fixed Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Fixed Income Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Fixed Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class R shares have not been in operation for a full calendar year; therefore no performance information for Class R shares is provided.  The returns for Class R shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to
		the extent that the Classes have different expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Global Fixed Income Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 7.74% - 3rd quarter 2009 Worst Quarter: -4.88% - 3rd quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Barclays Capital Global Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Average Annual Returns, Inception Date Secondary	ck0001413594_AverageAnnualReturnInceptionDateSecondary	Jul 20, 2009
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	544
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	828
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,999
Annual Return 2002	rr_AnnualReturn2002	9.94%
Annual Return 2003	rr_AnnualReturn2003	14.21%
Annual Return 2004	rr_AnnualReturn2004	9.42%
Annual Return 2005	rr_AnnualReturn2005	(5.88%)
Annual Return 2006	rr_AnnualReturn2006	5.25%
Annual Return 2007	rr_AnnualReturn2007	7.81%
Annual Return 2008	rr_AnnualReturn2008	0.57%
Annual Return 2009	rr_AnnualReturn2009	11.42%
Annual Return 2010	rr_AnnualReturn2010	5.10%
Annual Return 2011	rr_AnnualReturn2011	3.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.88%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,429
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,429
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,952
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,565
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 2009
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,337
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund
Aberdeen Global High Yield Bond Fund
Objective
The Aberdeen Global High Yield Bond Fund (the "Global High Yield Bond Fund" or
the "Fund") seeks total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales -- Waiver of Class A and
Class D Sales Charges" and "Reduction of Sales Charges" sections on pages 146-148 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global High Yield Bond Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global High Yield Bond Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.84%	0.79%	0.84%	0.79%	0.84%
Total Annual Fund Operating Expenses		1.74%	2.44%	1.99%	1.44%	1.49%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.69%	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.05%	1.75%	1.30%	0.75%	0.80%
[1]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser")have entered into a written contract limiting operating expenses to 0.75% for all Classes of the Fund at least through the Fund's first year of operations (the Fund has not yet begun operations). This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Example
This Example is intended to help you compare the cost of investing in the Global
High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Global High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Global High Yield Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	528	885
Class C Shares	278	695
Class R Shares	132	558
Institutional Class Shares	77	388
Institutional Service Class Shares	82	403

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen Global High Yield Bond Fund Class C Shares	178	695

Portfolio Turnover
The Global High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. While the Fund has not commenced operations as of the date of this Prospectus, it is anticipated that the Fund's turnover rate will typically exceed 100%.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds that are below investment grade (rated below "BBB-" by
Standard & Poor's or Fitch Ratings, below "Baa3" by Moody's Investor Services or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the portfolio managers to be of comparable quality) (commonly referred to as "junk bonds") at the time of investment.  Below investment grade bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal when due. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO. For purposes of the 80% policy, bonds include, but are not limited to, corporate debt securities, bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

Under normal market conditions, the Fund will invest in securities from at least three countries.  The Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund's adviser in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States.

The Fund primarily invests in corporate debt securities, but is not limited to these securities. The Fund may also invest in bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages. The Fund's investments may be of any credit quality, and may include securities not paying interest currently and securities in default following purchase.

Under normal conditions, the Fund may hold up to 10% of its net assets in cash and cash equivalents. However, the Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or bond market events in which case up to 100% of the Fund's net assets may be held in ancillary liquid assets including short-term debt and debt-related securities listed or traded on an eligible market or OTC market.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the global high yield bond sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

If the Fund invests in derivatives with an underlying asset that meets the 80%
policy, the value of the derivative would be included to meet the 80% minimum.
For additional information regarding derivatives, see "Fund Details: Additional
Information about Investments, Investment Techniques and Risks" in the prospectus.
Principal Risks
The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Global High Yield Bond Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities -- Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Non-Hedging Foreign Currency Trading Risk -- the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Portfolio Turnover -- the Fund is anticipated to have a portfolio turnover rate exceeding 100% per year. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Mortgage-Related Securities Risk -- the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Liquidity Risk -- the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus. The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.
Performance
Performance information is not available for the Global High Yield Bond Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global High Yield Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Global High Yield Bond Fund (the "Global High Yield Bond Fund" or
the "Fund") seeks total return. Total return includes all aspects of return,
		including dividends, interest and share price appreciation/depreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Global High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales -- Waiver of Class A and
Class D Sales Charges" and "Reduction of Sales Charges" sections on
		pages 146-148 of the Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Global High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. While the Fund has not commenced operations as of the date of this Prospectus, it is anticipated that the Fund's turnover rate will
		typically exceed 100%.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global
High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Global High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or
		lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds that are below investment grade (rated below "BBB-" by
Standard & Poor's or Fitch Ratings, below "Baa3" by Moody's Investor Services or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the portfolio managers to be of comparable quality) (commonly referred to as "junk bonds") at the time of investment.  Below investment grade bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal when due. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO. For purposes of the 80% policy, bonds include, but are not limited to, corporate debt securities, bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

Under normal market conditions, the Fund will invest in securities from at least three countries.  The Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund's adviser in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States.

The Fund primarily invests in corporate debt securities, but is not limited to these securities. The Fund may also invest in bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages. The Fund's investments may be of any credit quality, and may include securities not paying interest currently and securities in default following purchase.

Under normal conditions, the Fund may hold up to 10% of its net assets in cash and cash equivalents. However, the Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or bond market events in which case up to 100% of the Fund's net assets may be held in ancillary liquid assets including short-term debt and debt-related securities listed or traded on an eligible market or OTC market.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the global high yield bond sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

If the Fund invests in derivatives with an underlying asset that meets the 80%
policy, the value of the derivative would be included to meet the 80% minimum.
For additional information regarding derivatives, see "Fund Details: Additional
Information about Investments, Investment Techniques and Risks" in the
		prospectus.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Global High Yield Bond Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities -- Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Non-Hedging Foreign Currency Trading Risk -- the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Portfolio Turnover -- the Fund is anticipated to have a portfolio turnover rate exceeding 100% per year. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Mortgage-Related Securities Risk -- the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Liquidity Risk -- the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus. The Global High Yield Bond Fund cannot guarantee that
		it will achieve its investment objective.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not available for the Global High Yield Bond Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not available for the Global High Yield Bond Fund because it is new.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	885
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	695
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	695
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	558
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	388
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser")have entered into a written contract limiting operating expenses to 0.75% for all Classes of the Fund at least through the Fund's first year of operations (the Fund has not yet begun operations). This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund
Aberdeen Global Small Cap Fund
Objective
The Aberdeen Global Small Cap Fund (the "Global Small Cap Fund" or the "Fund") seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Small Cap Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Small Cap Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.54%	0.49%	0.59%	0.49%	0.49%
Total Annual Fund Operating Expenses		2.04%	2.74%	2.34%	1.74%	1.74%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.44%	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.60%	2.30%	1.90%	1.30%	1.30%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.30% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Global
Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Global Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	728	1,138	1,572	2,775
Class C Shares	333	809	1,411	3,038
Class R Shares	193	688	1,211	2,642
Institutional Class Shares	132	505	903	2,015
Institutional Service Class Shares	132	505	903	2,015

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Small Cap Fund Class C Shares	233	809	1,411	3,038

Portfolio Turnover
The Global Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 21.77% of the average value of its portfolio.
Principal Strategies
The Global Small Cap Fund seeks to achieve its objective by investing in equity securities of small U.S. and foreign companies. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from a broad range of countries, including the
U.S., and at least 40% of assets in companies located or conducting a majority of their business outside the U.S. Under normal conditions, the Fund invests in securities from at least three different countries.  If the Global Small Cap
Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Small Cap Fund.

The Fund considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI World Small Cap
Index at the time of purchase. As of January 31, 2012, the MSCI World Small Cap
Index included companies with market capitalizations between $39 million and
$3.7 billion. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of
$6 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund's average market capitalization may sometimes exceed that of the largest company in the MSCI World Small Cap Index.

The Fund will diversify its investments across companies, industries and countries.

The Fund's equity holdings may include:

o  common stocks and preferred stocks;

o  rights and warrants;

o  securities convertible into common stocks; and

o  partnership interests.

The Fund may invest:

o  up to 20% of net assets in debt securities;

o  up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

o  up to 35% of net assets in emerging markets securities;

o  without limit in special-situation companies; and

o  without limit in foreign securities.

To a limited extent, the Fund may also engage in other investment practices.
Principal Risks
The Global Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Small-Cap Securities Risk -- in general, stocks of small-cap companies may be more volatile and less liquid than larger company stocks.

Special-situation Company Risk -- "special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Global Small Cap Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Small Cap Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global
Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Small Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 27.92% - 2nd quarter 2003 Worst Quarter: -27.42% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Global Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares -Before Taxes	(9.97%)	(2.61%)	2.52%
Class C Shares	Class C shares -Before Taxes	(10.60%)	(3.32%)	1.76%
Class R Shares	Class R shares -Before Taxes	(10.21%)	(2.86%)	2.25%
Institutional Class Shares	Institutional Class shares -Before Taxes	(9.68%)			18.13%	Jul 20, 2009
Institutional Service Class Shares	Institutional Service Class shares -Before Taxes	(9.68%)			11.77%	Sep 16, 2009
After Taxes on Distributions Class A Shares	Class A shares -After Taxes on Distributions	(10.50%)	(2.90%)	2.37%
After Taxes on Distributions and Sales Class A Shares	Class A shares -After Taxes on Distributions and Sale of Shares	(6.48%)	(2.37%)	2.08%
MSCI World Small Cap Index	MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	(8.71%)	(0.25%)	8.43%	15.82%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Global Small Cap Fund (the "Global Small Cap Fund" or the "Fund") seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Global Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 21.77% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.77%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global
Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Global Small Cap Fund seeks to achieve its objective by investing in equity securities of small U.S. and foreign companies. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from a broad range of countries, including the
U.S., and at least 40% of assets in companies located or conducting a majority of their business outside the U.S. Under normal conditions, the Fund invests in securities from at least three different countries.  If the Global Small Cap
Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Small Cap Fund.

The Fund considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI World Small Cap
Index at the time of purchase. As of January 31, 2012, the MSCI World Small Cap
Index included companies with market capitalizations between $39 million and
$3.7 billion. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of
$6 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund's average market capitalization may sometimes exceed that of the largest company in the MSCI World Small Cap Index.

The Fund will diversify its investments across companies, industries and countries.

The Fund's equity holdings may include:

o  common stocks and preferred stocks;

o  rights and warrants;

o  securities convertible into common stocks; and

o  partnership interests.

The Fund may invest:

o  up to 20% of net assets in debt securities;

o  up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

o  up to 35% of net assets in emerging markets securities;

o  without limit in special-situation companies; and

o  without limit in foreign securities.

		To a limited extent, the Fund may also engage in other investment practices.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Global Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Small-Cap Securities Risk -- in general, stocks of small-cap companies may be more volatile and less liquid than larger company stocks.

Special-situation Company Risk -- "special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Global Small Cap Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Small Cap Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global
Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Small Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Global Small Cap Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 27.92% - 2nd quarter 2003 Worst Quarter: -27.42% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | MSCI World Small Cap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.82%
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,572
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,775
Annual Return 2002	rr_AnnualReturn2002	(34.52%)
Annual Return 2003	rr_AnnualReturn2003	44.60%
Annual Return 2004	rr_AnnualReturn2004	17.94%
Annual Return 2005	rr_AnnualReturn2005	15.00%
Annual Return 2006	rr_AnnualReturn2006	13.98%
Annual Return 2007	rr_AnnualReturn2007	(3.69%)
Annual Return 2008	rr_AnnualReturn2008	(46.21%)
Annual Return 2009	rr_AnnualReturn2009	36.80%
Annual Return 2010	rr_AnnualReturn2010	37.32%
Annual Return 2011	rr_AnnualReturn2011	(9.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.42%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	809
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,038
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	809
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,038
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,642
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.86%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,015
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 2009
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,015
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2009

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.30% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund
Aberdeen Tax-Free Income Fund
Objective
The Aberdeen Tax-Free Income Fund (the "Tax-Free Income Fund" or the "Fund")
seeks a high level of current income that is exempt from federal income taxes by investing in investment grade municipal obligations.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Tax-Free Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholders Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Tax-Free Income Fund	Class A Shares		Class C Shares	Class D Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 7 days after the date of purchase)	2.00%		2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Tax-Free Income Fund		Class A Shares	Class C Shares	Class D Shares
Management Fees		0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.26%	0.25%	0.25%
Total Annual Fund Operating Expenses		0.94%	1.68%	0.68%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.94%	1.68%	0.68%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.68% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Tax-Free Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Tax-Free Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	517	712	923	1,531
Class C Shares	271	530	913	1,987
Class D Shares	516	658	812	1,258

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Tax-Free Income Fund Class C Shares	171	530	913	1,987

Portfolio Turnover
The Tax-Free Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 11.48% of the average value of its portfolio.
Principal Strategies
As a fundamental policy, under normal circumstances, the Tax-Free Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities that qualify as tax-exempt municipal obligations. These obligations are issued by states, U.S.
territories and their political subdivisions, such as counties, cities and towns. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax.  The Tax-Free
Income Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities and floating- and variable-rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Tax-Free Income Fund, the Adviser employs an opportunistic approach that takes advantage of changing market conditions.
The Adviser's process focuses on credit market, sector, security and yield curve analysis.

A security may be sold to take advantage of more favorable opportunities. The
Tax-Free Income Fund may, but is not required to, sell a security whose rating falls below investment grade.

The Tax-Free Income Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to securities that are permitted investments for the Tax-Free Income Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, credit and spread risk exposure of the Tax-Free Income Fund. The Tax-Free
Income Fund invests in, but is not limited to, the following derivative instruments: municipal credit default swaps ("MCDS") (both single name MCDS and municipal credit default index swaps) and interest rate swaps and futures. MCDS may be used to adjust the Tax-Free Income Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. MCDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Interest rate swaps are primarily used to manage the Tax-Free Income
Fund's interest rate exposure.
Principal Risks
The Tax-Free Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Asset-Backed Securities -- Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Tax-Free Income Fund may be required to invest the proceeds in securities with lower yields.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Tax Risk -- a municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Tax-Free Income Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"), from May 11, 1998 to June 22, 2008. The Tax-Free Income Fund adopted the performance of the Predecessor Fund as the result of a reorganization on
June 23, 2008 in which the Tax-Free Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Since June 23, 2008,
Aberdeen Asset Management Inc. has served as the investment adviser.  Credit
Suisse Asset Management, LLC served as the subadviser for the Tax-Free Fund from
June 23, 2008 to February 27, 2011. The Tax-Free Fund and the Predecessor Fund
have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Tax-Free Income Fund. The bar chart shows how the Fund's annual total returns for Class D have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class D Shares (Years Ended Dec. 31)

Best Quarter: 6.66% - 3rd quarter 2009 Worst Quarter: -4.58% - 4th quarter 2010
After-tax returns are shown in the following table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Tax-Free Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	10.30%	4.34%	4.50%
Class C Shares	Class C shares - Before Taxes	9.61%	3.59%	3.76%
Class D Shares	Class D shares - Before Taxes	10.80%	4.64%	4.78%
After Taxes on Distributions Class D Shares	Class D shares - After Taxes on Distributions	9.36%	3.13%	3.21%
After Taxes on Distributions and Sales Class D Shares	Class D shares - After Taxes on Distributions and Sales of Shares	6.99%	3.08%	3.16%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Tax-Free Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Tax-Free Income Fund (the "Tax-Free Income Fund" or the "Fund")
seeks a high level of current income that is exempt from federal income taxes by
		investing in investment grade municipal obligations.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Tax-Free Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Tax-Free Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 11.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.48%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Tax-Free Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a fundamental policy, under normal circumstances, the Tax-Free Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities that qualify as tax-exempt municipal obligations. These obligations are issued by states, U.S.
territories and their political subdivisions, such as counties, cities and towns. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax.  The Tax-Free
Income Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities and floating- and variable-rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Tax-Free Income Fund, the Adviser employs an opportunistic approach that takes advantage of changing market conditions.
The Adviser's process focuses on credit market, sector, security and yield curve analysis.

A security may be sold to take advantage of more favorable opportunities. The
Tax-Free Income Fund may, but is not required to, sell a security whose rating falls below investment grade.

The Tax-Free Income Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to securities that are permitted investments for the Tax-Free Income Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, credit and spread risk exposure of the Tax-Free Income Fund. The Tax-Free
Income Fund invests in, but is not limited to, the following derivative instruments: municipal credit default swaps ("MCDS") (both single name MCDS and municipal credit default index swaps) and interest rate swaps and futures. MCDS may be used to adjust the Tax-Free Income Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. MCDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Interest rate swaps are primarily used to manage the Tax-Free Income
		Fund's interest rate exposure.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Tax-Free Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Asset-Backed Securities -- Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Selection Risk -- the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Prepayment Risk -- as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Tax-Free Income Fund may be required to invest the proceeds in securities with lower yields.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Tax Risk -- a municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Tax-Free Income Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"), from May 11, 1998 to June 22, 2008. The Tax-Free Income Fund adopted the performance of the Predecessor Fund as the result of a reorganization on
June 23, 2008 in which the Tax-Free Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Since June 23, 2008,
Aberdeen Asset Management Inc. has served as the investment adviser.  Credit
Suisse Asset Management, LLC served as the subadviser for the Tax-Free Fund from
June 23, 2008 to February 27, 2011. The Tax-Free Fund and the Predecessor Fund
have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Tax-Free Income Fund. The bar chart shows how the Fund's annual total returns for Class D have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Tax-Free Income Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class D Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 6.66% - 3rd quarter 2009 Worst Quarter: -4.58% - 4th quarter 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class D shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Barclays Capital Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.38%
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 7 days after the date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	517
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,531
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.50%
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 7 days after the date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.76%
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class D Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 7 days after the date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	516
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	812
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,258
Annual Return 2002	rr_AnnualReturn2002	8.49%
Annual Return 2003	rr_AnnualReturn2003	5.00%
Annual Return 2004	rr_AnnualReturn2004	4.44%
Annual Return 2005	rr_AnnualReturn2005	3.02%
Annual Return 2006	rr_AnnualReturn2006	3.67%
Annual Return 2007	rr_AnnualReturn2007	2.55%
Annual Return 2008	rr_AnnualReturn2008	(2.13%)
Annual Return 2009	rr_AnnualReturn2009	11.24%
Annual Return 2010	rr_AnnualReturn2010	1.43%
Annual Return 2011	rr_AnnualReturn2011	10.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.58%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.78%
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class D Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.21%
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class D Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.16%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.68% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund
Aberdeen Ultra-Short Duration Bond Fund
Objective
The objective of the Aberdeen Ultra-Short Duration Bond Fund (the "Ultra-Short
Duration Bond Fund" or the "Fund") is to generate regular income and minimize fluctuations in fund value while maintaining a high level of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Ultra-Short Duration Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" -- "Waiver of Class A and
Class D Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Ultra-Short Duration Bond Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Ultra-Short Duration Bond Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.59%	0.54%	0.59%	0.54%	0.59%
Total Annual Fund Operating Expenses		1.04%	1.74%	1.29%	0.74%	0.79%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.70%	1.40%	0.95%	0.40%	0.45%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Ultra-Short Duration Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Ultra-Short Duration Bond
Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Ultra-Short Duration Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	493	709	943	1,613
Class C Shares	243	515	912	2,024
Class R Shares	97	375	675	1,527
Institutional Class Shares	41	202	378	886
Institutional Service Class Shares	46	218	405	946

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Ultra-Short Duration Bond Fund Class C Shares	143	515	912	2,024

Portfolio Turnover
The Ultra-Short Duration Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 166.41% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund. The Fund will primarily invest in investment-grade fixed income securities (BBB rated minimum at the time of purchase), securities of the U.S.
government, and its agencies and instrumentalities.

The Fund does not invest in non-investment grade securities; however, if an investment grade security is downgraded after purchase, the Fund may continue to hold the security at the discretion of the Adviser.

The Fund will purchase securities (other than structured products) with a maximum maturity of three and a quarter years.  The Fund will purchase structured products with a maximum average life of three and a quarter years.
Under normal circumstances, the duration of the Fund will be one year or less.
Duration measures the price sensitivity of a fixed income security to changes in interest rates. Portfolio duration will be actively managed.  The portfolio management team seeks to maintain a high level of liquidity in the portfolio and to stabilize the principal value of the Fund's assets.  The portfolio management team will attempt to maximize yield within these constraints.

The Fund may invest in futures for hedging and/or to manage the Fund's interest rate exposure. If the Fund invests in futures with an underlying asset that meets the 80% policy, the value of the futures position would be included to meet the 80% minimum.
Principal Risks
The Ultra-Short Duration Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Ultra-Short Duration Bond
Fund may be required to invest the proceeds in securities with lower yields.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk -- the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, afund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Futures Risk -- futures are speculative and may hurt the Fund's performance.
Futures may present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the future is linked changes in unexpected ways. The potential benefits to be derived from the Fund's futures strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Portfolio Turnover -- A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The bar chart and table below can help you evaluate potential risks of the
Ultra-Short Duration Bond Fund. The bar chart shows the Fund's annual total returns for Institutional Class. The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The Fund's Class A, C, R and Institutional Service shares have not been in operation for a full calendar year; therefore no performance information for these share classes is provided.  The returns for Class A, C, R and
Institutional Service shares will be substantially similar to returns for
Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.
Annual Total Return -- Institutional Class Shares (Year Ended Dec. 31)

Best Quarter: 0.45% - 2nd quarter 2011 Worst Quarter: -0.16% - 3rd quarter 2011
After-tax returns are shown in the following table for Institutional
Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Ultra-Short Duration Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class shares - Before Taxes	0.52%	0.39%	Nov 30, 2010
Institutional Class Shares After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	0.30%	0.19%	Nov 30, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	0.33%	0.21%	Nov 30, 2010
BofA Merrill Lynch 1 YR T-Bill���	BofA Merrill Lynch 1 YR T-Bill��� (reflects no deduction for fees, expenses or taxes)	0.50%	0.50%	Nov 30, 2010

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Ultra-Short Duration Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The objective of the Aberdeen Ultra-Short Duration Bond Fund (the "Ultra-Short
Duration Bond Fund" or the "Fund") is to generate regular income and minimize
		fluctuations in fund value while maintaining a high level of liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Ultra-Short Duration Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
and Class D Sales Charges" section on page 167 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" -- "Waiver of Class A and
Class D Sales Charges" and "Reduction of Sales Charges" section on pages 146-148
		of the Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Ultra-Short Duration Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's
		portfolio turnover rate was 166.41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.41%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Ultra-Short Duration Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Ultra-Short Duration Bond
Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund. The Fund will primarily invest in investment-grade fixed income securities (BBB rated minimum at the time of purchase), securities of the U.S.
government, and its agencies and instrumentalities.

The Fund does not invest in non-investment grade securities; however, if an investment grade security is downgraded after purchase, the Fund may continue to hold the security at the discretion of the Adviser.

The Fund will purchase securities (other than structured products) with a maximum maturity of three and a quarter years.  The Fund will purchase structured products with a maximum average life of three and a quarter years.
Under normal circumstances, the duration of the Fund will be one year or less.
Duration measures the price sensitivity of a fixed income security to changes in interest rates. Portfolio duration will be actively managed.  The portfolio management team seeks to maintain a high level of liquidity in the portfolio and to stabilize the principal value of the Fund's assets.  The portfolio management team will attempt to maximize yield within these constraints.

The Fund may invest in futures for hedging and/or to manage the Fund's interest rate exposure. If the Fund invests in futures with an underlying asset that meets the 80% policy, the value of the futures position would be included to
		meet the 80% minimum.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Ultra-Short Duration Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Ultra-Short Duration Bond
Fund may be required to invest the proceeds in securities with lower yields.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk -- the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, afund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk -- principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Futures Risk -- futures are speculative and may hurt the Fund's performance.
Futures may present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the future is linked changes in unexpected ways. The potential benefits to be derived from the Fund's futures strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Portfolio Turnover -- A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below can help you evaluate potential risks of the
Ultra-Short Duration Bond Fund. The bar chart shows the Fund's annual total returns for Institutional Class. The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The Fund's Class A, C, R and Institutional Service shares have not been in operation for a full calendar year; therefore no performance information for these share classes is provided.  The returns for Class A, C, R and
Institutional Service shares will be substantially similar to returns for
Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different
		expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Ultra-Short Duration Bond Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return -- Institutional Class Shares (Year Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 0.45% - 2nd quarter 2011 Worst Quarter: -0.16% - 3rd quarter 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Institutional
Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | BofA Merrill Lynch 1 YR T-Bill���
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1 YR T-Bill��� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	493
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	912
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,024
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	515
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	912
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,024
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	675
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,527
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	886
Annual Return 2011	rr_AnnualReturn2011	0.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.16%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	405
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	946

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.

Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund
Aberdeen U.S. High Yield Bond Fund
Objective
The Aberdeen U.S. High Yield Bond Fund (the "U.S. High Yield Bond Fund" or the "Fund") seeks to maximize total return consisting of interest income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 146-148 of the Fund's Statement of
Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen U.S. High Yield Bond Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	0.75%	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	If you paid no sales charge on the original purchase and a finder's fee was paid, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen U.S. High Yield Bond Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	1.45%	1.40%	1.45%	1.40%	1.45%
Total Annual Fund Operating Expenses		2.30%	3.00%	2.55%	2.00%	2.05%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	1.20%	1.20%	1.20%	1.20%	1.20%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.10%	1.80%	1.35%	0.80%	0.85%
[1]	"Other Expenses" are based on anticipated expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.80% for all Classes of the Fund at least during the Fund's first year of operation. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operation.

Example
This Example is intended to help you compare the cost of investing in the U.S.
High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen U.S. High Yield Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	532	1,007
Class C Shares	283	820
Class R Shares	137	684
Institutional Class Shares	82	515
Institutional Service Class Shares	87	530

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen U.S. High Yield Bond Fund Class C Shares	183	820

Portfolio Turnover
The U.S. High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  While the Fund has not commenced operations as of the date of this Prospectus, it is anticipated that the Fund's turnover rate will typically exceed 100%.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds of U.S. issuers that are, at the time of investment, below investment grade (sometimes referred to as "junk bonds" or high yield securities).  For purposes of the 80% policy, an issuer is considered a U.S. issuer if it: (a) is domiciled in the U.S.; (b) conducts a majority of its business in the U.S.; or
(c) is listed in the Bank of America Merrill Lynch US High Yield Index ("BoA ML
US HY Index") at the time of purchase, or will be listed in the BoA ML US HY
Index. For purposes of the 80% policy, below investment grade bonds include, but are not limited to, convertible and non-convertible corporate and non-corporate debt securities (such as government bonds and structured finance securities), privately placed securities (which are securities sold directly in a negotiated sale to institutional or private investors rather than a public offering such as privately placed bonds), fixed and floating rate bonds, zero-coupon and discount bonds, debentures, notes, certificates of deposit, banker's acceptances, bills of exchange, asset-backed securities and bank loans. A bond is considered below investment grade if rated to below investment grade by Moody's Investors
Services, Inc. ("Moody's") (below Baa3), Standard & Poor's Rating Services
("S&P") (below BBB-), or Fitch, Inc. ("Fitch") (below BBB-) or, if unrated, determined by Aberdeen Asset Management Inc. (the "Adviser") to be of comparable quality.  In the event that a security receives different ratings from different nationally recognized statistical rating organizations ("NRSROs"), the Adviser will treat the security as being rated in the lowest rating category received from an NRSRO.  The Fund's investments may include securities not paying interest currently and securities in default following purchase.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. High Yield
Bond Fund.

The Fund may invest up to 20% of its net assets in debt securities of foreign issuers or denominated in foreign currency, including emerging market countries.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS" or "CDX Index" and collectively, "CDS"), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the
Fund's exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps and futures are primarily used to manage the Fund's interest rate exposure.

If the Fund invests in derivatives with an underlying asset that meets its 80%
policy, the value of the derivative would be included to meet the 80% minimum.
For additional information regarding derivatives, see "Fund Details: Additional
Information about Investments, Investment Techniques and Risks" in the prospectus.
Principal Risks
The U.S. High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Portfolio Turnover -- a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Foreign Investment Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Derivatives Risk (including Futures and Swaps) -- Derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's swaps, forwards and futures strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options on currencies and from speculative short positions on currencies are unlimited.

Hedged Exposure Risk -- Losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Credit Default Swap Risk. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the Fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Fund.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk -- the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
Performance information is not available for the U.S. High Yield Bond Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen U.S. High Yield Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen U.S. High Yield Bond Fund (the "U.S. High Yield Bond Fund" or the "Fund") seeks to maximize total return consisting of interest income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 146-148 of the Fund's Statement of
		Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The U.S. High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  While the Fund has not commenced operations as of the date of this Prospectus, it is anticipated that the Fund's turnover rate will
		typically exceed 100%.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on anticipated expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S.
High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds of U.S. issuers that are, at the time of investment, below investment grade (sometimes referred to as "junk bonds" or high yield securities).  For purposes of the 80% policy, an issuer is considered a U.S. issuer if it: (a) is domiciled in the U.S.; (b) conducts a majority of its business in the U.S.; or
(c) is listed in the Bank of America Merrill Lynch US High Yield Index ("BoA ML
US HY Index") at the time of purchase, or will be listed in the BoA ML US HY
Index. For purposes of the 80% policy, below investment grade bonds include, but are not limited to, convertible and non-convertible corporate and non-corporate debt securities (such as government bonds and structured finance securities), privately placed securities (which are securities sold directly in a negotiated sale to institutional or private investors rather than a public offering such as privately placed bonds), fixed and floating rate bonds, zero-coupon and discount bonds, debentures, notes, certificates of deposit, banker's acceptances, bills of exchange, asset-backed securities and bank loans. A bond is considered below investment grade if rated to below investment grade by Moody's Investors
Services, Inc. ("Moody's") (below Baa3), Standard & Poor's Rating Services
("S&P") (below BBB-), or Fitch, Inc. ("Fitch") (below BBB-) or, if unrated, determined by Aberdeen Asset Management Inc. (the "Adviser") to be of comparable quality.  In the event that a security receives different ratings from different nationally recognized statistical rating organizations ("NRSROs"), the Adviser will treat the security as being rated in the lowest rating category received from an NRSRO.  The Fund's investments may include securities not paying interest currently and securities in default following purchase.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. High Yield
Bond Fund.

The Fund may invest up to 20% of its net assets in debt securities of foreign issuers or denominated in foreign currency, including emerging market countries.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS" or "CDX Index" and collectively, "CDS"), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the
Fund's exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps and futures are primarily used to manage the Fund's interest rate exposure.

If the Fund invests in derivatives with an underlying asset that meets its 80%
policy, the value of the derivative would be included to meet the 80% minimum.
For additional information regarding derivatives, see "Fund Details: Additional
Information about Investments, Investment Techniques and Risks" in the
		prospectus.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The U.S. High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Portfolio Turnover -- a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Foreign Investment Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Derivatives Risk (including Futures and Swaps) -- Derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's swaps, forwards and futures strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options on currencies and from speculative short positions on currencies are unlimited.

Hedged Exposure Risk -- Losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk -- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Credit Default Swap Risk. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the Fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Fund.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk -- the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not available for the U.S. High Yield Bond Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not available for the U.S. High Yield Bond Fund because it is new.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	532
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,007
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	283
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	820
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	684
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	515
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530

[1]	If you paid no sales charge on the original purchase and a finder's fee was paid, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase.
[2]	"Other Expenses" are based on anticipated expenses payable by the Fund for the current fiscal year.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.80% for all Classes of the Fund at least during the Fund's first year of operation. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operation.

Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund
Aberdeen U.S. Equity Fund
Objective
The Aberdeen U.S. Equity Fund, formerly the Aberdeen U.S. Equity I Fund (the "U.S. Equity Fund" or the "Fund"), seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen U.S. Equity Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen U.S. Equity Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.70%	0.69%	0.70%	0.69%	0.69%
Total Annual Fund Operating Expenses		1.70%	2.44%	1.95%	1.44%	1.44%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.55%	0.54%	0.55%	0.54%	0.54%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.15%	1.90%	1.40%	0.90%	0.90%
[1]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through October 10, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.

Example
This Example is intended to help you compare the cost of investing in the U.S.
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen U.S. Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	685	1,029	1,396	2,425
Class C Shares	293	709	1,252	2,735
Class R Shares	143	559	1,001	2,230
Institutional Class Shares	92	402	736	1,678
Institutional Service Class Shares	92	402	736	1,678

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen U.S. Equity Fund Class C Shares	193	709	1,252	2,735

Portfolio Turnover
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 48.65% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the U.S. Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.
companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity
Fund.
Principal Risks
The U.S. Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the U.S. Equity Fund for periods prior to October 10,
2011 reflect the performance of a predecessor fund (the "Predecessor Fund") from
June 23, 2008 to October 9, 2011. After February 28, 2009, the Predecessor Fund
changed its investment style and became diversified. The returns prior to June
23, 2008 reflect the performance of another predecessor fund (the "Second
Predecessor Fund"), which was acquired by the Predecessor Fund. The U.S. Equity
Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. In connection with the reorganization, the Fund changed its name from Aberdeen U.S. Equity I
Fund to Aberdeen U.S. Equity Fund. The U.S. Equity Fund maintained the investment objective and investment strategies of the Predecessor Fund on the date of the reorganization without any changes.

Returns of the Predecessor Fund and the Second Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the U.S.
Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 25.54% - 2nd quarter 2003 Worst Quarter: -21.10% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen U.S. Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	(2.97%)	1.11%	4.53%
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(3.04%)	0.66%	4.20%
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(1.93%)	1.00%	3.98%
Class C Shares	Class C shares - Before Taxes	(3.56%)	0.44%	3.82%
Class R Shares	Class R shares - Before Taxes	(3.13%)	0.99%	4.28%
Institutional Class Shares	Institutional Class shares - Before Taxes	(2.62%)	1.44%	4.82%
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(2.62%)	1.44%	4.82%
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen U.S. Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen U.S. Equity Fund, formerly the Aberdeen U.S. Equity I Fund (the "U.S. Equity Fund" or the "Fund"), seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 48.65% of the average value of its portfolio.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S.
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the U.S. Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.
companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity
		Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The U.S. Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the U.S. Equity Fund for periods prior to October 10,
2011 reflect the performance of a predecessor fund (the "Predecessor Fund") from
June 23, 2008 to October 9, 2011. After February 28, 2009, the Predecessor Fund
changed its investment style and became diversified. The returns prior to June
23, 2008 reflect the performance of another predecessor fund (the "Second
Predecessor Fund"), which was acquired by the Predecessor Fund. The U.S. Equity
Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. In connection with the reorganization, the Fund changed its name from Aberdeen U.S. Equity I
Fund to Aberdeen U.S. Equity Fund. The U.S. Equity Fund maintained the investment objective and investment strategies of the Predecessor Fund on the date of the reorganization without any changes.

Returns of the Predecessor Fund and the Second Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the U.S.
Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call
		866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the U.S. Equity Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 25.54% - 2nd quarter 2003 Worst Quarter: -21.10% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | S&P 500 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,029
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,396
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,425
Annual Return 2002	rr_AnnualReturn2002	(22.99%)
Annual Return 2003	rr_AnnualReturn2003	53.85%
Annual Return 2004	rr_AnnualReturn2004	12.38%
Annual Return 2005	rr_AnnualReturn2005	11.64%
Annual Return 2006	rr_AnnualReturn2006	(0.91%)
Annual Return 2007	rr_AnnualReturn2007	22.09%
Annual Return 2008	rr_AnnualReturn2008	(41.50%)
Annual Return 2009	rr_AnnualReturn2009	36.21%
Annual Return 2010	rr_AnnualReturn2010	11.95%
Annual Return 2011	rr_AnnualReturn2011	(2.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.53%
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.20%
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.98%
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,252
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.82%
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,230
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.28%
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,678
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.82%
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,678
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.82%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through October 10, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.

Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund
Aberdeen U.S. Equity II Fund
Objective
The Aberdeen U.S. Equity II Fund (the "U.S. Equity II Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity II Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen U.S. Equity II Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen U.S. Equity II Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.72%	2.47%	1.97%	1.47%	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.57%	0.57%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.15%	1.90%	1.40%	0.90%	0.90%
[1]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through October 10, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.

Example
This Example is intended to help you compare the cost of investing in the U.S.
Equity II Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Equity II Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen U.S. Equity II Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	685	1,033	1,404	2,444
Class C Shares	293	715	1,264	2,763
Class R Shares	143	563	1,010	2,250
Institutional Class Shares	92	409	749	1,708
Institutional Service Class Shares	92	409	749	1,708

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen U.S. Equity II Fund Class C Shares	193	715	1,264	2,763

Portfolio Turnover
The U.S. Equity II Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199.37% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the U.S. Equity II Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.
companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity II
Fund.
Principal Risks
The U.S. Equity II Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the U.S. Equity II Fund for periods prior to
October 10, 2011 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The U.S. Equity II Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity
II Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Predecessor Fund was managed using a different investment style than that of the U.S. Equity II Fund.  Returns of the Predecessor Fund
have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.

The bar chart and table below can help you evaluate potential risks of the U.S.
Equity II Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index.
Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

The Fund's Class R, Institutional Class and Institutional Service Class shares were not offered by the Predecessor Fund and were not in operation for a full calendar year; therefore no performance information for these share classes is provided.  The returns for Class R, Institutional Class and Institutional
Service Class shares will be substantially similar to returns for Institutional
Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 17.68% - 3rd quarter 2009 Worst Quarter: -26.18% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen U.S. Equity II Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	3.33%	(1.13%)	4.88%
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	3.03%	(2.64%)	3.25%
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	2.15%	(1.26%)	3.95%
Class C Shares	Class C shares - Before Taxes	2.45%	(1.88%)	4.08%
S&P 500 �� Index	S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen U.S. Equity II Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen U.S. Equity II Fund (the "U.S. Equity II Fund" or the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity II Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
		Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The U.S. Equity II Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 199.37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	199.37%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S.
Equity II Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Equity II Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a non-fundamental policy, under normal circumstances, the U.S. Equity II Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.
companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity II
		Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The U.S. Equity II Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the U.S. Equity II Fund for periods prior to
October 10, 2011 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The U.S. Equity II Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity
II Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Predecessor Fund was managed using a different investment style than that of the U.S. Equity II Fund.  Returns of the Predecessor Fund
have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.

The bar chart and table below can help you evaluate potential risks of the U.S.
Equity II Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index.
Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

The Fund's Class R, Institutional Class and Institutional Service Class shares were not offered by the Predecessor Fund and were not in operation for a full calendar year; therefore no performance information for these share classes is provided.  The returns for Class R, Institutional Class and Institutional
Service Class shares will be substantially similar to returns for Institutional
Class shares because the shares are invested in the same portfolio of securities
		and will only differ to the extent that the Classes have different expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the U.S. Equity II Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 17.68% - 3rd quarter 2009 Worst Quarter: -26.18% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | S&P 500 �� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,404
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,444
Annual Return 2002	rr_AnnualReturn2002	(7.66%)
Annual Return 2003	rr_AnnualReturn2003	25.15%
Annual Return 2004	rr_AnnualReturn2004	22.00%
Annual Return 2005	rr_AnnualReturn2005	8.14%
Annual Return 2006	rr_AnnualReturn2006	11.79%
Annual Return 2007	rr_AnnualReturn2007	(1.17%)
Annual Return 2008	rr_AnnualReturn2008	(35.71%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	18.20%
Annual Return 2011	rr_AnnualReturn2011	3.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.25%
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,264
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,763
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,763
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.88%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,010
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,250
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,708
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,708

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through October 10, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.

Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund
Aberdeen Emerging Markets Fund
Objective
The Aberdeen Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
Sales Charges" section on page 22 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 84-86 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Fund	Class A Shares		Class C Shares	Class R Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Emerging Markets Fund		Class A Shares	Class C Shares	Class R Shares
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses		0.50%	0.39%	0.54%
Total Annual Fund Operating Expenses		1.80%	2.44%	2.09%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.78%	2.42%	2.07%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.42% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Emerging
Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	745	1,107	1,492	2,568
Class C Shares	345	759	1,299	2,775
Class R Shares	210	653	1,122	2,419

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Emerging Markets Fund Class C Shares	245	759	1,299	2,775

Portfolio Turnover
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13.02% of the average value of its portfolio.
Principal Strategies
The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.
Principal Risks
The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Emerging Markets Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Emerging Markets Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Emerging
Markets Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Emerging Markets Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 40.91% - 2nd quarter 2009 Worst Quarter: -31.24% - 3rd quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Aberdeen Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares - Before Taxes	(11.94%)	4.06%	15.01%
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(12.18%)	3.22%	13.98%
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sale of Shares	(7.75%)	3.31%	13.33%
Class C Shares	Class C shares - Before Taxes	(12.46%)	3.38%	14.26%
Class R Shares	Class R shares - Before Taxes	(12.11%)	3.81%	14.68%
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(18.17%)	2.70%	14.20%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
Sales Charges" section on page 22 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 84-86 of the Fund's Statement
		of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 13.02% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.02%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Emerging
Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those
		markets in which it invests.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Emerging Markets Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Emerging Markets Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Emerging
Markets Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Emerging Markets Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Emerging Markets Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 40.91% - 2nd quarter 2009 Worst Quarter: -31.24% - 3rd quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement
		plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.20%
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	745
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,107
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,492
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,568
Annual Return 2002	rr_AnnualReturn2002	(6.10%)
Annual Return 2003	rr_AnnualReturn2003	65.25%
Annual Return 2004	rr_AnnualReturn2004	20.34%
Annual Return 2005	rr_AnnualReturn2005	31.67%
Annual Return 2006	rr_AnnualReturn2006	35.01%
Annual Return 2007	rr_AnnualReturn2007	45.50%
Annual Return 2008	rr_AnnualReturn2008	(57.12%)
Annual Return 2009	rr_AnnualReturn2009	74.29%
Annual Return 2010	rr_AnnualReturn2010	27.44%
Annual Return 2011	rr_AnnualReturn2011	(11.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.01%
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.98%
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.33%
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	345
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	759
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,299
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,775
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	759
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,299
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,775
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.26%
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	210
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,419
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.68%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.42% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund
Aberdeen Emerging Markets Institutional Fund
Objective
The Aberdeen Emerging Markets Institutional Fund (the "Emerging Markets
Institutional Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Institutional Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Institutional Fund	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Emerging Markets Institutional Fund		Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.13%	0.18%
Total Annual Fund Operating Expenses		1.03%	1.08%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.03%	1.08%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Emerging Markets Institutional Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	105	328	569	1,259
Institutional Service Class Shares	110	343	595	1,317

Portfolio Turnover
The Emerging Markets Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 1.51% of the average value of its portfolio.
Principal Strategies
The Emerging Markets Institutional Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.
Principal Risks
The Emerging Markets Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Emerging Markets Institutional Fund prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund").  The Emerging Markets Institutional Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Emerging Markets Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  The Emerging Markets Institutional
Fund and the Predecessor Fund have substantially similar investment objectives and strategies and are managed by the same team.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Institutional Fund.  The bar chart shows how the Fund's annual total returns for the Institutional Class shares have varied from year to year.
The returns in the bar chart have not been adjusted to show the effect of taxes.  If taxes were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of a broad-based securities index.  The bar chart and table assume that all dividends and distributions are reinvested in the Fund.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 877-343-2906.
Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 39.91% - 2nd quarter 2009 Worst Quarter: -22.69% - 4th quarter 2008
After-tax returns are shown in the following table for Institutional
Class shares and will vary for other classes.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.  Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Aberdeen Emerging Markets Institutional Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Inception Date Secondary
Institutional Class Shares	Institutional Class shares - Before Taxes	(11.05%)	7.83%	May 11, 2007
Institutional Class Shares After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	(11.61%)	7.14%	May 11, 2007
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	(7.02%)	6.40%	Nov 23, 2009
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(11.31%)	6.70%	Nov 23, 2009
MSCI EM Index	MSCI EM Index (reflects no deduction for fees, expenses or taxes)	(18.17%)	0.84%	May 11, 2007	Nov 23, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Emerging Markets Institutional Fund (the "Emerging Markets
Institutional Fund" or the "Fund") seeks long-term capital appreciation by
		investing primarily in equity securities of emerging market country issuers.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Institutional Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Emerging Markets Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
		Fund's portfolio turnover rate was 1.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.51%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Emerging Markets Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Emerging Markets Institutional Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those
		markets in which it invests.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Emerging Markets Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Emerging Markets Institutional Fund prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund").  The Emerging Markets Institutional Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Emerging Markets Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  The Emerging Markets Institutional
Fund and the Predecessor Fund have substantially similar investment objectives and strategies and are managed by the same team.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Institutional Fund.  The bar chart shows how the Fund's annual total returns for the Institutional Class shares have varied from year to year.
The returns in the bar chart have not been adjusted to show the effect of taxes.  If taxes were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of a broad-based securities index.  The bar chart and table assume that all dividends and distributions are reinvested in the Fund.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information,
		please visit www.aberdeen-asset.us or call 877-343-2906.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Emerging Markets Institutional Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-343-2906
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 39.91% - 2nd quarter 2009 Worst Quarter: -22.69% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Institutional
Class shares and will vary for other classes.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.  Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored
		retirement plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | MSCI EM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Average Annual Returns, Inception Date Secondary	ck0001413594_AverageAnnualReturnInceptionDateSecondary	Nov 23, 2009
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2008	rr_AnnualReturn2008	(40.36%)
Annual Return 2009	rr_AnnualReturn2009	76.55%
Annual Return 2010	rr_AnnualReturn2010	27.58%
Annual Return 2011	rr_AnnualReturn2011	(11.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 23, 2009
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 23, 2009

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Emerging Markets Institutional Fund (Second Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund
Aberdeen Emerging Markets Institutional Fund
Objective
The Aberdeen Emerging Markets Institutional Fund (the "Emerging Markets
Institutional Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Institutional Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
Sales Charges" section on page 16 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" section on pages 74-76 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Institutional Fund	Class A Shares		Class C Shares	Class R Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Emerging Markets Institutional Fund		Class A Shares	Class C Shares	Class R Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses		0.18%	0.13%	0.18%
Total Annual Fund Operating Expenses		1.33%	2.03%	1.58%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.33%	2.03%	1.58%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Emerging Markets Institutional Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	703	972	1,262	2,084
Class C Shares	306	637	1,093	2,358
Class R Shares	161	499	860	1,878

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Emerging Markets Institutional Fund Class C Shares	206	637	1,093	2,358

Portfolio Turnover
The Emerging Markets Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 1.51% of the average value of its portfolio.
Principal Strategies
The Emerging Markets Institutional Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.
Principal Risks
The Emerging Markets Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Emerging Markets Institutional Fund prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund").  The Emerging Markets Institutional Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Emerging Markets Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  The Emerging Markets Institutional
Fund and the Predecessor Fund have substantially similar investment objectives and strategies and are managed by the same team.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Institutional Fund. The bar chart shows how the Fund's annual total returns for Institutional Class have varied from year to year. The table compares the Fund's Institutional Class average annual total returns to the returns of a broad-based securities index. The Institutional Class shares are offered in a different prospectus.  Returns prior to the commencement of operations of the classes in this prospectus are based on the previous performance of the Institutional Class. Excluding the effect of any sales charges, class-specific expenses, fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes would have invested in the same portfolio of securities. If the applicable sales charges and class-specific expenses were included, the annual total returns and average annual total returns would be lower than those shown. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)
After-tax returns are shown in the following table for Institutional
Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.
After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Aberdeen Emerging Markets Institutional Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(11.05%)	7.83%	May 11, 2007
Class C Shares	Class C shares - Before Taxes	(11.05%)	7.83%	May 11, 2007
Class R Shares	Class R shares - Before Taxes	(11.05%)	7.83%	May 11, 2007
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(18.17%)	0.84%	May 11, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Emerging Markets Institutional Fund (Second Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Emerging Markets Institutional Fund (the "Emerging Markets
Institutional Fund" or the "Fund") seeks long-term capital appreciation by
		investing primarily in equity securities of emerging market country issuers.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Institutional Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A
Sales Charges" section on page 16 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" section on pages 74-76 of the Fund's
		Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Emerging Markets Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
		Fund's portfolio turnover rate was 1.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.51%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Emerging Markets Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Emerging Markets Institutional Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those
		markets in which it invests.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Emerging Markets Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Emerging Markets Institutional Fund prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund").  The Emerging Markets Institutional Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Emerging Markets Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  The Emerging Markets Institutional
Fund and the Predecessor Fund have substantially similar investment objectives and strategies and are managed by the same team.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Institutional Fund. The bar chart shows how the Fund's annual total returns for Institutional Class have varied from year to year. The table compares the Fund's Institutional Class average annual total returns to the returns of a broad-based securities index. The Institutional Class shares are offered in a different prospectus.  Returns prior to the commencement of operations of the classes in this prospectus are based on the previous performance of the Institutional Class. Excluding the effect of any sales charges, class-specific expenses, fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes would have invested in the same portfolio of securities. If the applicable sales charges and class-specific expenses were included, the annual total returns and average annual total returns would be lower than those shown. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Emerging Markets Institutional Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If the applicable sales charges and class-specific expenses were included, the annual total returns and average annual total returns would be lower than those shown.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Institutional
Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.
After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other
		employer-sponsored retirement plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Aberdeen Emerging Markets Institutional Fund (Second Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund (Second Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund (Second Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund (Second Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.58%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund
Aberdeen Core Plus Income Fund
Objective
The Aberdeen Core Plus Income Fund (the "Core Plus Income Fund" or the "Fund") seeks to maximize total return by investing for both current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Plus Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A Sales
Charges" section on page 23 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 88-90 of the Fund's Statement of
Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Core Plus Income Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Core Plus Income Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.36%	0.31%	0.33%	0.31%	0.36%
Total Annual Fund Operating Expenses		0.94%	1.64%	1.16%	0.64%	0.69%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.80%	1.50%	1.02%	0.50%	0.55%
[1]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Core
Plus Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Core Plus Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Core Plus Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	503	698
Class C Shares	253	504
Class R Shares	104	355
Institutional Class Shares	51	191
Institutional Service Class Shares	56	207

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen Core Plus Income Fund Class C Shares	153	504

Portfolio Turnover
The Core Plus Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  While the Fund has not commenced operations as of the date of this Prospectus, it is anticipated that the Fund's turnover rate will typically exceed 100%.
Principal Strategies
The Core Plus Income Fund seeks to achieve its objective by investing primarily
(generally, at least 80% of its net assets) in a diversified portfolio of fixed income securities and instruments, which include, but are not limited to the following:

o  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

o  foreign government and agency, supranational, and quasi government obligations,

o  residential mortgage-backed securities (MBS),

o  commercial mortgage-backed securities (CMBS),

o  asset-backed securities (ABS),

o  municipal obligations,

o  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

o  loan participations and assignments including revolving credit facilities,

o  inflation-indexed securities,

o  non-dollar denominated securities,

o  U.S. dollar denominated securities of foreign issuers,

o  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

o  private placements including securities issued under Rule 144A,

o  structured securities,

o  derivative instruments including futures, interest rate swaps, options and credit derivatives,

o  securities issued by government and non-government entities in emerging market countries as determined by the Adviser, and

o  currency forward contracts.

Up to 25% of total assets may be invested in securities that are rated below investment grade ("junk bonds"). Investment grade securities are those rated
Baa/BBB or higher by a nationally recognized statistical rating organization
("NRSRO") including Moody's Investor Services, Inc. ("Moody's"), Standard and
Poor's Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), or if
unrated, determined by the Adviser to be of comparable quality. The Core Plus
Income Fund may invest in securities issued by sovereign and non-sovereign entities domiciled in emerging market countries as determined by the Adviser.

Exposure to non-dollar denominated fixed income instruments is limited to 25% of the market value of the Fund. Un-hedged exposure to foreign currencies generally will not exceed 10% of the market value of the Fund. Currency forwards may be used for hedging purposes, as well as for outright active currency positions.
Cross hedging is permitted. Furthermore, the net incremental aggregate sum of the currency exposures for non-hedging purposes, irrespective of whether they are long or short, cannot exceed 10% of the net assets of the Core Plus Income
Fund.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum. For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Core Plus Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.
Principal Risks
The Core Plus Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Plus Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk -- the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being
hedged.Counterparty Risk- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk -- the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Non-Hedging Foreign Currency Trading Risk -- the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Portfolio Turnover -- a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks."
Performance
Performance information is not available for the Core Plus Income Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Core Plus Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Core Plus Income Fund (the "Core Plus Income Fund" or the "Fund") seeks to maximize total return by investing for both current income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Plus Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A Sales
Charges" section on page 23 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 88-90 of the Fund's Statement of
		Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Core Plus Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  While the Fund has not commenced operations as of the date of this Prospectus, it is anticipated that the Fund's turnover rate will
		typically exceed 100%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Core
Plus Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Core Plus Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Core Plus Income Fund seeks to achieve its objective by investing primarily
(generally, at least 80% of its net assets) in a diversified portfolio of fixed income securities and instruments, which include, but are not limited to the following:

o  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

o  foreign government and agency, supranational, and quasi government obligations,

o  residential mortgage-backed securities (MBS),

o  commercial mortgage-backed securities (CMBS),

o  asset-backed securities (ABS),

o  municipal obligations,

o  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

o  loan participations and assignments including revolving credit facilities,

o  inflation-indexed securities,

o  non-dollar denominated securities,

o  U.S. dollar denominated securities of foreign issuers,

o  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

o  private placements including securities issued under Rule 144A,

o  structured securities,

o  derivative instruments including futures, interest rate swaps, options and credit derivatives,

o  securities issued by government and non-government entities in emerging market countries as determined by the Adviser, and

o  currency forward contracts.

Up to 25% of total assets may be invested in securities that are rated below investment grade ("junk bonds"). Investment grade securities are those rated
Baa/BBB or higher by a nationally recognized statistical rating organization
("NRSRO") including Moody's Investor Services, Inc. ("Moody's"), Standard and
Poor's Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), or if
unrated, determined by the Adviser to be of comparable quality. The Core Plus
Income Fund may invest in securities issued by sovereign and non-sovereign entities domiciled in emerging market countries as determined by the Adviser.

Exposure to non-dollar denominated fixed income instruments is limited to 25% of the market value of the Fund. Un-hedged exposure to foreign currencies generally will not exceed 10% of the market value of the Fund. Currency forwards may be used for hedging purposes, as well as for outright active currency positions.
Cross hedging is permitted. Furthermore, the net incremental aggregate sum of the currency exposures for non-hedging purposes, irrespective of whether they are long or short, cannot exceed 10% of the net assets of the Core Plus Income
Fund.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum. For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Core Plus Income Fund may also buy or sell securities on a forward
		commitment basis and lend portfolio securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Core Plus Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk -- some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Plus Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk -- the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk -- the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

High-Yield Bonds and Other Lower-Rated Securities -- the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Derivatives Risk (including Options, Futures and Swaps) -- derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk -- to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -- losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk -- the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being
hedged.Counterparty Risk- derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk -- the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Non-Hedging Foreign Currency Trading Risk -- the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Portfolio Turnover -- a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks."
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not available for the Core Plus Income Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not available for the Core Plus Income Fund because it is new.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	503
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	698
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	504
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	504
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	355
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	191
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	207

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.